UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES




                  Investment Company Act file number 811-21317
                                                     ---------


                              PMFM INVESTMENT TRUST
                              ---------------------
               (Exact name of registrant as specified in charter)


            1061 Cliff Dawson Road, Watkinsville, Georgia 30677-1976
            --------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                Julian G. Winters
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
                     (Name and address of agent for service)



        Registrant's telephone number, including area code: 252-972-9922
                                                            ------------


                         Date of fiscal year end: May 31
                                                  ------


                     Date of reporting period: May 31, 2006
                                               ------------

Item 1. REPORTS TO STOCKHOLDERS.

Annual Report 2006









                                           Tactical Preservation Portfolio Trust
                                                         Managed Portfolio Trust
                                                  Core Advantage Portfolio Trust
                                          Tactical Opportunities Portfolio Trust
                                                                    May 31, 2006









PMFM INC.
Personal Mutual Fund Management












This report and the financial statements contained herein are submitted for the general information of the shareholders of the PMFM Funds ("Funds"). This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Funds nor the Funds' distributor is a bank.

Distributor: Capital Investment Group, Inc., 116 S. Franklin Street, Rocky Mount, NC 27804, Phone 1-866-383-7636.

--------------------------------------------------------------------------------
Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the PMFM Funds ("Funds") and of the market in general and statements of the Funds' plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

Investments in the PMFM Funds ("Funds") are subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Funds will be successful in meeting its investment objective. Investment in the Funds is also subject to the following risks: market risk, management style risks, "Fund of Funds" structure limitations and expenses risks, sector risks, fixed income risks, tracking risks, ETF net asset value and market price risks, foreign securities risk, portfolio turnover risks, small capitalization companies risk, non-diversified fund risk. In addition to the risks above, which are applicable to all the Funds, the PMFM Tactical Opportunities Fund has aggressive investment techniques risk, derivative instruments risk, swaps risk and leverage risk. More information about these risks and other risks can be found in the Fund's prospectus.

The performance information quoted in this Annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.nottinghamco.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the Funds. A copy of the prospectus is available at www.nottinghamco.com or by calling Shareholder Services at 1-866-383-7636. The prospectus should be read carefully before investing.
--------------------------------------------------------------------------------

Regarding the PMFM Tactical Preservation Portfolio Trust, PMFM Core Advantage Portfolio Trust, and PMFM Tactical Opportunities Portfolio Trust:

Stated performance in the aforementioned Funds was achieved at some or all points during the year by waiving or reimbursing part of the Funds' total expenses to ensure shareholders did not absorb expenses significantly greater than the industry norm.


This Annual Report was first distributed to shareholders on or about July 28, 2006.

For More Information on Your PMFM Mutual Funds:

     See Our Web site @ www.pmfmfunds.com
            Or
     Call  Our   Shareholder   Services  Group   Toll-Free  at   1-866-ETF-PMFM,
     1-866-383-7636

July 21, 2006

Dear PMFM Shareholder,

Enclosed for your review is the annual report for the fiscal year ending May 31, 2006 for the PMFM Tactical Preservation Portfolio Trust, the PMFM Managed Portfolio Trust, the PMFM Core Advantage Portfolio Trust, and the PMFM Tactical Opportunities Portfolio Trust, each a series of the PMFM Investment Trust (the "Funds"). In managing each Fund, we use our proprietary quantitatively driven asset allocation models to assess the risk of being invested or not being invested in the market. As explained below, this past year was a challenging market environment for the Funds, primarily because the slightly upward-biased trading range that existed for the last seven months in the stock market made it difficult for our trend capturing models to identify trends.

Market Overview

During this past fiscal year, the market averages were positive, with the Nasdaq Composite Index up +5.4%, the Russell 2000 up +16.9%, the S&P 500 up +6.6%, and the Dow Industrial Average up +6.7%. During this same period the investor classes of the Tactical Preservation Portfolio was up +2.5%, the Managed Portfolio was up +0.5%, the Core Advantage Portfolio was up +7.0%, and the Tactical Opportunities Portfolio was up +6.5%. The beginning of this time period was characterized by an upward market into the late summer of 2005, followed by a two-month decline which put in a good market bottom during the middle of October, 2005. The market rose significantly until late November; then began a slightly upward-biased trading range that lasted until the first week of May, 2006. The last three weeks of May saw the market drop and erase most of the gains for the entire year 2006. Small-cap issues and technology issues dropped even more. Short term interest rates continued to rise during this entire period as the Federal Reserve Board continued to increase the Fed Funds rate twenty-five basis points at each meeting - sixteen times so far in this cycle. Rising interest rates are historically not good for the stock market. Rising commodity prices and interest rates have hurt the bond market and will probably hurt the overall investment liquidity of the marketplace. We believe a defensive approach to the markets has been and is probably going to be a good approach for the foreseeable future.

PMFM Active Management Strategy

Our Funds are managed using an active or tactical management strategy; however the Core Advantage Portfolio uses a core-satellite approach where the core portion is strategically managed and is discussed below. Active management means that we assess the risks of the market by using a quantitatively driven asset allocation technical model. We determine the amount of assets to commit to the equity market using this rules-based decision process. We invest in the markets when, based on our models, we have a positive expectancy for profit. Our portfolio investment vehicles generally include Exchange Traded Funds (ETFs), cash, and cash equivalents. This active strategy will take us into defensive positions when the trends of the market are not favorable. To select investments we utilize our proprietary technical ranking system which looks at the individual performance measures of each ETF, the ETF's relative performance to the overall market, and its performance relative to its associated market sector. Once we hold an issue, we manage it based upon its performance; due to stop-loss protections built into our models, we generally will not continue to hold an asset that is not performing. This approach helps to limit losses during significant market declines. This approach is defensive in nature and adheres to our overall philosophy that we can try to win by not losing.

PMFM Tactical Preservation Portfolio

This Fund is the most conservative of the four Funds. It will generally get into the market a little later than the others and initially has less market exposure based upon our technical model and the rules associated with this Fund's conservative strategy. This Fund may be appropriate for those who want a conservative approach that invests in equities, but seeks to do so without taking any undue risk.

PMFM Managed Portfolio

This Fund is our moderate portfolio, which means it is more aggressive than the Tactical Preservation Portfolio and will generally become invested sooner and initially has more market exposure than the Tactical Preservation Portfolio. It is still managed based upon our rules-based technical model but with slightly more aggressive rules in order to try to catch up trends sooner and get out of down trends sooner. While this Fund takes a moderate approach in an effort to achieve equity-like returns, it may take a fully defensive position as determined by our models.

PMFM Core Advantage Portfolio

This Fund is our growth portfolio and is set up in a core-satellite structure. This means that 50% of the Fund (satellite) is actively managed using our tactical models, while the remaining 50% (core) is strategically managed and remains fully invested at all times. The core portion is invested in large-cap, mid-cap, small-cap, and international issues. The percentages of holdings of each are determined by the relative strength of those asset classes. The satellite portion is actively managed primarily using market sectors as the guiding methodology. Historically, each year a few market sectors will outperform the general market and the goal for this portion of the Core Advantage Portfolio is to capitalize on that performance using our technical ranking system which is geared to not only performance, but also relative performance. This Fund may be appropriate for those who want approximately half of their investment positioned in the market at all times, with the remainder being actively managed using our tactical models that take defensive positions during down markets.

PMFM Tactical Opportunities Portfolio

This Fund is our most aggressive portfolio. While still utilizing a technical model, this Fund can supplement its investments in the market with derivatives to hedge or leverage its portfolio. A portion of this Fund's investments can be leveraged both on the long side of the market and the short side. This Fund does not emphasize cash or cash equivalents for defensive purposes as much as our other Funds, since it can take a position in the market that benefits a down or bear market. Because this Fund is generally invested in the market and uses our technical models to determine whether to leverage or hedge those positions, this Fund may be more tax efficient than our other Funds. This Fund's aggressive
approach  may  be  an  appropriate   supplement  to  many  types  of  investor's
portfolios.

Thank you for your continued support and allowing us to serve you and the Funds. Please feel free to contact us with any questions or concerns.

Sincerely,
PMFM, Inc.

/s/ Tim Chapman

Tim Chapman

PMFM Tactical Preservation Portfolio Trust Investor Class Shares

Performance Update - $10,000 Investment (Unaudited)

For the period from March 25, 2004 (Date of Initial Public Investment) to May 31, 2006

------------------------------------------------------------------------------------------------------------------------------------
[LINE GRAPHN HERE]
                                             60% S&P 500 Total Return   Performance Returns for the periods ended May 31, 2006
                                S&P 500      Index/40% Lehman Brothers  ------------------------------------------------------------
           Investor Class  Total Return Index  Aggregate Bond Index     Average Annual Total
           --------------  ------------------  -------------------      Returns                      One Year     Since Inception*
 3/25/2004   $10,000           $10,000              $10,000             ------------------------------------------------------------
 5/31/2004     9,820            10,134                9,936             Investor Class Shares          2.47%           (0.18)%
 8/31/2004     9,730            10,030               10,021             ------------------------------------------------------------
11/30/2004     9,920            10,710               10,442             Cumulative Total               Since       Final Value of
 2/28/2005     9,850            11,032               10,677             Investment Returns           Inception*  $10,000 Investment
 5/31/2005     9,720            10,969               10,725             ------------------------------------------------------------
 8/31/2005     9,870            11,289               10,958             Investor Class Shares         (0.40)%          $9,960
11/30/2005     9,890            11,614               11,090             ------------------------------------------------------------
 2/28/2006    10,111            11,958               11,354             S&P 500 Total Return Index     19.16%         $11,916
 5/31/2006     9,960            11,916               11,272             ------------------------------------------------------------
                                                                        60% S&P 500 Total Return
                                                                        Index / 40% Lehman Brothers
                                                                        Aggregate Bond Index           12.72%         $11,272
                                                                        ------------------------------------------------------------
                                                                        *Investor class inception date - March 25, 2004 (Date of
                                                                        Initial Public  Investment).
------------------------------------------------------------------------------------------------------------------------------------
The graph  assumes an initial  $10,000  investment at March 25, 2004 for Investor  Class (Date of Initial  Public  Investment).  All
dividends and distributions are reinvested.  This graph depicts the performance of PMFM Tactical  Preservation  Portfolio Trust (the
"Fund")  Investor  Class shares versus the S&P 500 Total Return Index and a combined index of 60% S&P 500 Total Return Index and 40%
Lehman  Brothers  Aggregate  Bond Index.  It is important to note that the Fund is a  professionally  managed  mutual fund while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.
------------------------------------------------------------------------------------------------------------------------------------

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An Investor may obtain performance data, current to the most recent month-end, by visiting www.nottinghamco.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

Fund Expenses (Unaudited)
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses - The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes - The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

                                                    Beginning Account Value     Ending Account Value            Expenses Paid
Expense Example                                         December 1, 2005            May 31, 2006                During Period*
-------------------------------------------------- ------------------------- -------------------------- ----------------------------
Actual                                                    $1,000.00                  $ 999.00                      $12.46
-------------------------------------------------- ------------------------- -------------------------- ----------------------------
Hypothetical (5% annual return before expenses)           $1,000.00                  $1,012.47                     $12.54
-------------------------------------------------- ------------------------- -------------------------- ----------------------------

* Actual expenses are based on expenses incurred in the most recent six-month period. The Fund's annualized six-month expense ratio is 2.50%. The values under "Expenses Paid During Period" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

PMFM Tactical Preservation Portfolio Trust Advisor Class Shares

Performance Update - $10,000 Investment (Unaudited)

For the period from April 30, 2004 Advisor Class (Date of Initial Public Investment) to May 31, 2006

------------------------------------------------------------------------------------------------------------------------------------
[LINE GRAPH HERE]

                                             60% S&P 500 Total Return   Performance Returns for the periods ended May 31, 2006
                                S&P 500      Index/40% Lehman Brothers  ------------------------------------------------------------
           Advisor Class  Total Return Index  Aggregate Bond Index      Average Annual Total
           -------------  ------------------  --------------------      Returns                      One Year     Since Inception*
 4/30/2004   $10,000           $10,000              $10,000             ------------------------------------------------------------
 5/31/2004     9,990            10,137               10,065             Advisor Class Shares          1.66%            (0.15)%
 8/31/2004     9,878            10,033               10,155             ------------------------------------------------------------
11/30/2004    10,051            10,713               10,577             Cumulative Total               Since       Final Value of
 2/28/2005     9,969            11,035               10,813             Investment Returns           Inception*  $10,000 Investment
 5/31/2005     9,807            10,972               10,863             ------------------------------------------------------------
 8/31/2005     9,939            11,293               11,098             Advisor Class Shares          (0.30)%          $9,970
11/30/2005    10,020            11,618               11,228             ------------------------------------------------------------
 2/28/2006    10,143            11,962               11,494             S&P 500 Total Return Index    19.72 %         $11,920
 5/31/2006     9,970            11,920               11,410             ------------------------------------------------------------
                                                                        60% S&P 500 Total Return
                                                                        Index / 40% Lehman Brothers
                                                                        Aggregate Bond Index          14.10 %         $11,410
                                                                        ------------------------------------------------------------
                                                                        *Advisor class inception date - April 30, 2004 (Date of
                                                                         Initial Public Investment).
------------------------------------------------------------------------------------------------------------------------------------
The graph  assumes an initial  $10,000  investment  at April 30, 2004 for Advisor  Class (Date of Initial  Public  Investment).  The
deduction of the maximum  contingent  deferred sales charge ("CDSC") is not reflected in the graph or return table above because the
CDSC for the Advisor Class shares declines to 0% after the first year. All dividends and  distributions  are reinvested.  This graph depicts the  performance of PMFM Tactical  Preservation  Portfolio  Trust (the "Fund") Advisor Class shares versus the S&P 500 Total
Return Index and a combined index of 60% S&P 500 Total Return Index and 40% Lehman Brothers Aggregate Bond Index. It is important to note that the Fund is a professionally managed mutual fund while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.
------------------------------------------------------------------------------------------------------------------------------------

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An Investor may obtain performance data, current to the most recent month-end, by visiting www.nottinghamco.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

Fund Expenses (Unaudited)
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses - The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes - The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments. Therefore, the last line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  Beginning Account Value      Ending Account Value             Expenses Paid
Expense Example                                      December 1, 2005             May 31, 2006                 During Period*
------------------------------------------------ ------------------------- ---------------------------- ----------------------------
Actual                                                  $1,000.00                   $ 994.90                       $16.16
------------------------------------------------ ------------------------- ---------------------------- ----------------------------
Hypothetical (5% annual return before expenses)         $1,000.00                   $1,008.73                      $16.28
------------------------------------------------ ------------------------- ---------------------------- ----------------------------

* Actual expenses are based on expenses incurred in the most recent six-month period. The Fund's annualized six-month expense ratio is 3.25%. The values under "Expenses Paid During Period" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

PMFM Tactical Preservation Portfolio Trust

Schedule of Investments


As of May 31, 2006

------------------------------------------------------------------------------------------------------------------------------------
                                                    Market Value
                                        Shares        (Note 1)
-----------------------------------------------------------------    ---------------------------------------------------------------

INVESTMENT COMPANY - 99.96%                                          Summary of Investments by Industry
  Merrimac Cash Series Fund                                                                               % of Net       Market
     (Cost $13,696,507)               13,696,507    $ 13,696,507     Industry                              Assets        Value
                                                    ------------     ---------------------------------------------------------------
                                                                     Investment Company                    99.96%     $ 13,696,507
                                                                     --------------------------------------------------------------
Total Investments (Cost $13,696,507) - 99.96%         13,696,507     Total                                 99.96%     $ 13,696,507
Other Assets Less Liabilities - 0.04%                      5,665
                                                    ------------

Net Assets - 100.00%                                $ 13,702,172
                                                    ============


















See Notes to Financial Statements

PMFM Managed Portfolio Trust Investor Class Shares

Performance Update - $10,000 Investment (Unaudited)

For the period from June 30, 2003 Investor Class (Date of Initial Public Investment) to May 31, 2006.

PMFM ETF Portfolio Trust Investor Class

-----------------------------------------------------------------------------------------------------------------------------------
[LINE GRAPH HERE]
                                           80% S&P 500 Total Return
                             S&P Total     Index/20% Lehman Brothers   Performance Returns for the periods ended May 31, 2006
           Investor Class  Return Index    Aggregate Bond Index       -------------------------------------------------------------
           --------------  ------------    --------------------        Average Annual Total
6/30/2003    $10,000         $10,000            $10,000                Returns                         One Year   Since Inception*
7/31/2003      9,820          10,176             10,067               -------------------------------------------------------------
9/30/2003      9,570          10,265             10,208                Investor Class Shares            0.62%          1.50%
1/31/2004     10,498          11,726             11,402               -------------------------------------------------------------
5/31/2004     10,147          11,684             11,342                                                             Final Value of
9/30/2004     10,027          11,689             11,428                Cumulative Total                 Since         $10,000
1/31/2005     10,431          12,456             12,078                Investment Returns             Inception*     Investment
5/31/2005     10,380          12,646             12,261               -------------------------------------------------------------
9/30/2005     10,196          13,121             12,637                Investor Class Shares             4.45%        $10,445
1/31/2006     10,675          13,749             13,154               -------------------------------------------------------------
5/31/2006     10,445          13,738             13,123                S&P 500 Total Return Index       37.38%        $13,738
                                                                      -------------------------------------------------------------
                                                                       80% S&P 500 Total Return
                                                                       /20% Lehman Brothers
                                                                       Aggregate Bond Index             31.23%        $13,123
                                                                      -------------------------------------------------------------
                                                                       *The Fund's inception date - June 30, 2003 (Date of
                                                                       Initial Public Investment).
-----------------------------------------------------------------------------------------------------------------------------------
The graph assumes an initial  $10,000  investment  at June 30, 2003 (Date of Initial  Public  Investment)  for Investor  Class.  All
dividends and distributions are reinvested. This graph depicts the performance of PMFM Managed Portfolio Trust (the "Fund") Investor
Class shares  versus the S&P 500 Total Return Index and a combined  index of 80% S&P 500 Total Return Index and 20% Lehman  Brothers
Aggregate  Bond Index.  It is  important  to note that the Fund is a  professionally  managed  mutual fund while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.
------------------------------------------------------------------------------------------------------------------------------------

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An Investor may obtain performance data, current to the most recent month-end, by visiting www.nottinghamco.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

Fund Expenses (Unaudited)
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses - The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes - The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

                                                  Beginning Account Value      Ending Account Value             Expenses Paid
Expense Example                                      December 1, 2005             May 31, 2006                 During Period*
------------------------------------------------ ------------------------- ---------------------------- ----------------------------
Actual                                                  $1,000.00                   $1,027.40                      $9.60
------------------------------------------------ ------------------------- ---------------------------- ----------------------------
Hypothetical (5% annual return before expenses)         $1,000.00                   $1,015.46                      $9.55
------------------------------------------------ ------------------------- ---------------------------- ----------------------------

* Actual expenses are based on expenses incurred in the most recent six-month period. The Fund's annualized six-month expense ratio is 1.90%. The values under "Expenses Paid During Period" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period.)

PMFM Managed Portfolio Trust Advisor Class Shares

Performance Update - $10,000 Investment (Unaudited)

For the period from April 30, 2004 Advisor Class (Date of Initial Public Investment) to May 31, 2006.

------------------------------------------------------------------------------------------------------------------------------------
LINE GRAPH HERE]
                                            80% S&P 500 Total Return
                            S&P 500 Total   Index/20% Lehman Brothers   Performance Returns for the periods ended May 31, 2006
            Advisor Class   Return Index    Aggregate Bond Index       -------------------------------------------------------------
            -------------   ------------    --------------------        Average Annual Total
 4/30/2004    $10,000         $10,000            $10,000                Returns                         One Year   Since Inception*
 5/31/2004     10,000          10,137             10,101               -------------------------------------------------------------
 8/31/2004      9,822          10,033             10,094                Advisor Class Shares             (0.19)%         1.50%
11/30/2004     10,336          10,713             10,645               -------------------------------------------------------------
 2/28/2005     10,351          11,035             10,924                                                             Final Value of
 5/31/2005     10,150          10,972             10,918                Cumulative Total                 Since         $10,000
 8/31/2005     10,150          11,293             11,195                Investment Returns             Inception*     Investment
11/30/2005      9,899          11,618             11,423               -------------------------------------------------------------
 2/28/2006     10,152          11,962             11,728                Advosor Class Shares              1.31%        $10,131
 5/31/2006     10,131          11,920             11,665               -------------------------------------------------------------
                                                                        S&P 500 Total Return Index       19.20%        $11,920
                                                                       -------------------------------------------------------------
                                                                        80% S&P 500 Total Return
                                                                        /20% Lehman Brothers
                                                                        Aggregate Bond Index             16.65%        $11,665
                                                                       -------------------------------------------------------------
                                                                        *Advisor class inception date - April 30, 2004 (Date of
                                                                         Initial Public Investment).
------------------------------------------------------------------------------------------------------------------------------------
The graph  assumes an initial  $10,000  investment  at April 30, 2004 for Advisor  Class (Date of Initial  Public  Investment).  The
deduction of the maximum  contingent  deferred sales charge ("CDSC") is not reflected in the graph or return table above because the
CDSC for the Advisor Class shares declines to 0% after the first year. All dividends and  distributions  are reinvested.  This graph depicts the performance of PMFM Managed  Portfolio Trust (the "Fund") Advisor Class shares versus the S&P 500 Total Return Index and a combined index of 80% S&P 500 Total Return Index and 20% Lehman  Brothers  Aggregate Bond Index.  It is important to note that the
Fund is a professionally managed mutual fund while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.
------------------------------------------------------------------------------------------------------------------------------------

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An Investor may obtain performance data, current to the most recent month-end, by visiting www.nottinghamco.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

Fund Expenses (Unaudited)
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses - The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes - The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments. Therefore, the last line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                  Beginning Account Value      Ending Account Value             Expenses Paid
Expense Example                                      December 1, 2005             May 31, 2006                  During Period*
------------------------------------------------ ------------------------- ---------------------------- ----------------------------
Actual                                                  $1,000.00                   $1,023.40                      $13.47
------------------------------------------------ ------------------------- ---------------------------- ----------------------------
Hypothetical (5% annual return before expenses)         $1,000.00                   $1,011.62                      $13.39
------------------------------------------------ ------------------------- ---------------------------- ----------------------------

* Actual expenses are based on expenses incurred in the most recent six-month period. The Fund's annualized six-month expense ratio is 2.67%. The values under "Expense Paid During Period" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period.)

PMFM Managed Portfolio Trust

Schedule of Investments


As of May 31, 2006

------------------------------------------------------------------------------------------------------------------------------------
                                                    Market Value
                                        Shares        (Note 1)
-----------------------------------------------------------------    ---------------------------------------------------------------

INVESTMENT COMPANY - 99.92%                                          Summary of Investments by Industry
  Merrimac Cash Series Fund                                                                             % of Net        Market
     (Cost $61,772,500)               61,772,500    $ 61,772,500     Industry                             Assets         Value
                                                    ------------     ---------------------------------------------------------------
                                                                     Investment Company                   99.92%     $ 61,772,500
                                                                     ---------------------------------------------------------------
Total Investments (Cost $61,772,500) - 99.92%         61,772,500     Total                                99.92%     $ 61,772,500
Other Assets less Liabilities - 0.08%                     51,688
                                                    ------------

Net Assets - 100.00%                                $ 61,824,188
                                                    ============























See Notes to Financial Statements

PMFM Core Advantage Portfolio Trust

Performance Update - $10,000 Investment (Unaudited)

For the period from January 27, 2004 (Date of Initial Public Investment) to May 31, 2006

-----------------------------------------------------------------------------------------------------------------------------------
[LINE GRAPH HERE]
             PMFM Core                      80% S&P 500 Total Return
             Advantage      S&P 500 Total   Index/20% Lehman Brothers   Performance Returns for the periods ended May 31, 2006
           Portfolio Trust  Return Index      Aggregate Bond Index      -----------------------------------------------------------
           ---------------  ------------      --------------------      Average Annual Total
 1/27/2004     $10,000         $10,000              $ 10000             Returns                       One Year   Since Inception*
 5/31/2004       9,520           9,856                9,853             -----------------------------------------------------------
 8/31/2004       9,360           9,754                9,847             PMFM Core Advantage             7.02%          0.89%
11/30/2004       9,700          10,415               10,383             -----------------------------------------------------------
 2/28/2005       9,690          10,728               10,655                                                        Final Value of
 5/31/2005       9,540          10,668               10,650             Cumulative Total               Since         $10,000
 8/31/2005       9,720          10,979               10,920             Investment Returns           Inception*     Investment
11/30/2005       9,920          11,295               11,140             -----------------------------------------------------------
 2/28/2006      10,180          11,630               11,438             PMFM Core Advantage             2.10%        $10,210
 5/31/2006      10,210          11,589               11,376             -----------------------------------------------------------
                                                                        S&P 500 Total Return Index     15.89%        $11,589
                                                                        -----------------------------------------------------------
                                                                        80% S&P 500 Total Return
                                                                        /20% Lehman Brothers
                                                                        Aggregate Bond Index           13.76%        $11,376
                                                                        -----------------------------------------------------------
                                                                        *The Fund's inception date - January 27, 2004 (Date of
                                                                        Initial Public Investment).
-----------------------------------------------------------------------------------------------------------------------------------
The graph  assumes an initial  $10,000  investment  at January 27,  2004 (Date of Initial  Public  Investment).  All  dividends  and distributions are reinvested.  This graph depicts the performance of PMFM Core Advantage Portfolio Trust (the "Fund") versus the S&P
500 Total  Return  Index and a combined  index of 80% S&P Total Return Index and 20% Lehman  Brothers  Aggregate  Bond Index.  It is
important to note the Fund is a  professionally  managed  mutual fund while the indices are not  available  for  investment  and are unmanaged. The comparison is shown for illustrative purposes only.
------------------------------------------------------------------------------------------------------------------------------------

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting www.nottinghamco.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

Fund Expenses (Unaudited)
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution (12b-1) fees: and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses - The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes - The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

                                                  Beginning Account Value      Ending Account Value             Expenses Paid
Expense Example                                      December 1, 2005             May 31, 2006                  During Period*
------------------------------------------------ ------------------------- ---------------------------- ----------------------------
Actual                                                  $1,000.00                   $1,029.20                      $12.65
------------------------------------------------ ------------------------- ---------------------------- ----------------------------
Hypothetical (5% annual return before expenses)         $1,000.00                   $1,012.47                      $12.54
------------------------------------------------ ------------------------- ---------------------------- ----------------------------

* Actual expenses are based on expenses incurred in the most recent six-month period. The Fund's annualized six-month expense ratio is 2.50%. The values under "Expenses Paid During Period" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period.)

PMFM Core Advantage Portfolio Trust

Schedule of Investments


As of May 31, 2006

------------------------------------------------------------------------------------------------------------------------------------
                                                    Market Value
                                        Shares        (Note 1)
-----------------------------------------------------------------    ---------------------------------------------------------------

EXCHANGE TRADED FUNDS - 46.98%                                       Summary of Investments by Industry
  iShares MSCI EAFE Index                                                                             % of Net          Market
     Fund                              16,284       $  1,065,462     Industry                          Assets             Value
  iShares Russell 2000 Index                                         ---------------------------------------------------------------
     Fund                              22,509          1,617,722     Exchange Traded Funds              46.98%       $  6,459,404
  Midcap SPDR Trust Series 1           12,490          1,750,723     Investment Company                 52.56%          7,226,816
  SPDR Trust Series 1                  15,885          2,025,497     ---------------------------------------------------------------
                                                    ------------     Total                              99.54%       $ 13,686,220

Total Exchange Traded Funds
  (Cost $5,997,321)                                    6,459,404
                                                    ------------

INVESTMENT COMPANY - 52.56%
  Merrimac Cash Series Fund
  (Cost $7,226,816)                 7,226,816          7,226,816
                                                    ------------

Total Investments (Cost $13,224,137) - 99.54%       $ 13,686,220
Other Assets less Liabilities - 0.46%                     63,757
                                                    ------------

Net Assets - 100.00%                                $ 13,749,977
                                                    ============


















See Notes to Financial Statements

PMFM Tactical Opportunities Portfolio Trust

Performance Update - $10,000 Investment (Unaudited)

For the period from September 27, 2004 (Date of Initial Public Investment for Investor Class and Advisor Class) to May 31, 2006

PMFM Tactical Opportunities Portfolio Trust

------------------------------------------------------------------------------------------------------------------------------------
[LINE GRAPH HERE]
                                                40% Russell 2000/20%
            Investor Advisor      S&P 500        S&P 500 Total Return      Performance Returns for the period ended May 31, 2006
             Class    Class    Total Return        Index/20% DJIA/         --------------------------------------------------------
             Shares   Shares      Index           20% Nasdaq 100           Average Annual Total
             -----    -----    ------------         ----------             Returns                     One Year    Since Inception*
 9/27/2004 $10,000   $10,000     $10,000              $10,000              --------------------------------------------------------
11/30/2004   9,980     9,960      10,672               11,031              Investor Class Shares         6.53%         0.78 %
 2/28/2005   9,630     9,592      10,993               11,078              Advisor Class Shares          5.50%        (0.10)%
 5/31/2005   9,509     9,462      10,931               10,927              --------------------------------------------------------
 8/31/2005   9,660     9,592      11,250               11,407                                                        Final Value of
11/30/2005   9,850     9,762      11,574               11,745              Cumulative Total                Since        $10,000
 2/28/2006  10,351    10,243      11,917               12,230              Investment Returns            Inception*   Investment
 5/31/2006  10,131     9,983      11,875               12,056              --------------------------------------------------------
                                                                           Investor Class Shares           1.31 %       $10,131
                                                                           Advisor Class Shares           (0.17)%       $ 9,983
                                                                           --------------------------------------------------------
                                                                           S&P 500 Total Return Index     18.75 %       $11,875
                                                                           --------------------------------------------------------
                                                                           40% Russell 2000 / 20% S&P
                                                                           500 Total Return Index / 20%
                                                                           DJIA / 20% Nasdaq 100          20.56 %       $12,056
                                                                           --------------------------------------------------------
                                                                           *The  Fund's inception date - September 27, 2004 (Date of
                                                                           Initial Public Investment).
------------------------------------------------------------------------------------------------------------------------------------
The graph assumes an initial $10,000  investment at September 27, 2004 for Investor Class and for the Advisor Class (Date of Initial
Public  Investment).  The deduction of the maximum contingent deferred sales charge ("CDSC") is not reflected in the graph or return above  because the CDSC for the Advisor  Class shares  declines to 0% after the first year.  All  dividends  and  distributions  are reinvested. This graph depicts the performance of PMFM Tactical Opportunities Portfolio Trust (the "Fund") Investor Class shares and
Advisor Class shares versus the S&P 500 Total Return Index and a combined index of 40% Russell 2000, 20% S&P 500 Total Return Index,
20% DJIA,  and 20% Nasdaq 100. It is important to note that the Fund is a  professionally  managed mutual fund while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.
------------------------------------------------------------------------------------------------------------------------------------

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An Investor may obtain performance data, current to the most recent month-end, by visiting www.nottinghamco.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

Fund Expenses (Unaudited)
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses - The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes - The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments. Therefore, the last line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Investor Class Shares                             Beginning Account Value      Ending Account Value             Expenses Paid
Expense Example                                      December 1, 2005             May 31, 2006                 During Period*
------------------------------------------------ ------------------------- ---------------------------- ----------------------------
Actual                                                  $1,000.00                   $1,028.50                      $12.64
------------------------------------------------ ------------------------- ---------------------------- ----------------------------
Hypothetical (5%annual return before expenses)          $1,000.00                   $1,012.47                      $12.54
------------------------------------------------ ------------------------- ---------------------------- ----------------------------
Advisor Class Shares                             Beginning Account Value      Ending Account Value             Expenses Paid
Expense Example                                      December 1, 2005             May 31, 2006                 During Period*
------------------------------------------------ ------------------------- ---------------------------- ----------------------------
Actual                                                  $1,000.00                   $1,022.60                      $16.39
------------------------------------------------ ------------------------- ---------------------------- ----------------------------
Hypothetical (5%annual return before expenses)          $1,000.00                   $1,008.73                      $16.28
------------------------------------------------ ------------------------- ---------------------------- ----------------------------

* Actual expenses are based on expenses incurred in the most recent six-month period. The Fund's expenses are equal to the annualized expense ratio of 2.50% and 3.25% for the Investor Class and Advisor Class, respectively. The values under "Expenses Paid During Period" are equal to the annualized expense ratio multiplied by 182/365 (to reflect the one-half year period).

PMFM Tactical Opportunities Portfolio Trust

Schedule of Investments


As of May 31, 2006

------------------------------------------------------------------------------------------------------------------------------------
                                                    Market Value
                                        Shares        (Note 1)
-----------------------------------------------------------------    ---------------------------------------------------------------
                                                                                                                       Cumulative
EXCHANGE TRADED FUNDS - 74.75%                                                                                        Appreciation
  iShares Russell 2000                                               FUTURES - LONG - (Note 2)         Contracts     (Depreciation)
     Index Fund                        51,450       $  3,697,712     ---------------------------------------------------------------
  Nasdaq 100 Index Tracking
     Stock                             47,010          1,824,928     *  Nasdaq 100 E-Mini Future,
  Vanguard Mid-Cap                                                      expires June 2006,
     VIPERs                            27,285          1,849,923        principal amount $1,962,270,
                                                    ------------        value $1,961,370                   62         $       (900)

Total Exchange Traded Funds                                          *  Russell Mini Future,
  (Cost $6,658,969)                                    7,372,563        expires June 2006,
                                                    ------------        principal amount $144,466,
                                                                        value $144,180                      2                 (286)
INVESTMENT COMPANY - 5.96%
  Merrimac Cash Series Fund                                          *  S&P MIDCAP 400 E-Mini Future,
  (Cost $588,177)                     588,177            588,177        expires June 2006,
                                                    ------------        principal amount $1,992,895,
                                                                        value $1,994,720                   26                1,825
Total Investments (Cost $7,247,146) - 80.71%        $  7,960,740                                                      ------------
Other Assets Less Liabilities - 19.29%                 1,902,098
                                                    ------------     Total Cumulative Appreciation                    $        639
                                                                                                                      ------------
Net Assets - 100.00%                                $  9,862,838     *  Non-income producing investment.
                                                    ============

Summary of Investments by Industry
                                    % of Net          Market
Industry                             Assets            Value
----------------------------------------------------------------
Exchange Traded Funds                74.75%       $  7,372,563
Investment Company                    5.96%            588,177
----------------------------------------------------------------
Total                                80.71%       $  7,960,740













See Notes to Financial Statements

PMFM Portfolio Trust

Statements of Assets and Liabilities

                                                     Tactical             Managed              Core               Tactical
                                                   Preservation          Portfolio          Advantage           Opportunities
As of May 31, 2006                                Portfolio Trust          Trust         Portfolio Trust       Portfolio Trust
------------------------------------------------------------------------------------------------------------------------------------

Assets:
  Investments, at cost                            $ 13,696,507         $ 61,772,500        $ 13,224,137          $  7,247,146
  Investments, at value (note 1)                  $ 13,696,507         $ 61,772,500        $ 13,686,220          $  7,960,740
  Cash on Deposit                                            -                    -                   -             1,908,940
  Receivables:
     Fund shares sold                                      791               93,109              63,245                 2,961
     Interest and dividends                             20,038              112,286              17,501                 1,894
  Variation margin                                           -                    -                   -                   639
  Prepaid expenses                                      22,748               23,790              14,282                16,208
                                                  ------------         ------------        ------------          ------------
  Total Assets                                      13,740,084           62,001,685          13,781,248             9,891,382
                                                  ------------         ------------        ------------          ------------
Liabilities:
  Payables:
     Fund shares repurchased                             5,839              106,875                   -                     -
  Accrued expenses                                      26,264               45,892              26,924                25,872
  Due to Affiliates:
     Advisor (note 2)                                    5,809               24,730               4,347                 2,672
                                                  ------------         ------------        ------------          ------------
  Total Liabilities                                     37,912              177,497              31,271                28,544
                                                  ------------         ------------        ------------          ------------
Net Assets                                        $ 13,702,172         $ 61,824,188        $ 13,749,977          $  9,862,838
                                                  ============         ============        ============          ============
Net Assets Consist of:
  Capital (par value and paid in surplus)         $ 13,515,280         $ 60,156,020        $ 14,854,467          $ 10,144,310
  Undistributed net investment income                        -              224,270                   -                     -
  Accumulated net realized gain
     (loss) on investments                             186,892            1,443,898          (1,566,573)             (995,705)
  Unrealized appreciation of investments                     -                    -             462,083               713,594
  Unrealized appreciation on futures                         -                    -                   -                   639
                                                  ------------         ------------        ------------          ------------
  Total Net Assets                                $ 13,702,172         $ 61,824,188        $ 13,749,977          $  9,862,838
                                                  ============         ============        ============          ============
Investor Class Shares
  Shares Outstanding, $0.001 par value
     (unlimited shares authorized)                   1,367,907            6,433,606           1,346,391               965,380
  Net Assets - Investor Shares                    $ 13,586,552         $ 61,211,599        $ 13,749,977          $  9,762,721
  Net Asset Value, Maximum Offering Price
     and Redemption Price Per Share               $       9.93         $       9.51        $      10.21          $      10.11

Advisor Class Shares
  Shares Outstanding, $0.001 par value
     (unlimited shares authorized)                      11,829               65,180                 N/A                10,029
  Net Assets - Advisor Shares                     $    115,620         $    612,589                 N/A          $    100,117
  Net Asset Value, Maximum Offering Price
     and Redemption Price Per Share               $       9.77         $       9.40                 N/A          $       9.98

See Notes to Financial Statements

PMFM Portfolio Trust

Statements of Operations

                                                           Tactical             Managed              Core              Tactical
                                                         Preservation          Portfolio          Advantage          Opportunities
For the fiscal year ended May 31, 2006                  Portfolio Trust          Trust          Portfolio Trust     Portfolio Trust
------------------------------------------------------------------------------------------------------------------------------------

Investment Income:
  Interest                                               $        -           $        -         $        -           $   63,579
  Dividends                                                  418,135           1,885,336            205,204              123,925
                                                         -----------          ----------         ----------           ----------
  Total Income                                               418,135           1,885,336            205,204              187,504
                                                         -----------          ----------         ----------           ----------
Expenses:
  Advisory fees (note 2)                                     215,786           1,065,410            119,242              151,229
  Administration fees (note 2)                                30,210             140,349             16,694               21,172
  Transfer agent fees (note 2)                                27,000              27,000             21,000               27,000
  Fund accounting fees (note 2)                               37,726              44,523             27,954               37,209
  Custody fees (note 2)                                        7,887              20,614              5,270                4,878
  Compliance services fees (note 2)                            7,750               7,750              7,750                7,750
  Other accounting fees (note 2)                                   -                   -              7,306                2,828
  Distribution and service fees -
      Investor Shares (note 3)                                42,605             210,296             23,848               28,564
  Distribution and service fees -
      Advisor Shares (note 3)                                  2,209              11,145                  -                6,727
  Registration and filing administration
      fees (note 2)                                           15,993              15,993              8,096               16,192
  Chief Compliance Officer fees                                7,500               7,500              7,500                7,500
  Legal fees                                                  14,606              14,671             11,606               14,623
  Audit and tax preparation fees                              15,049              17,025             13,482               14,474
  Registration and filing expenses                            28,084              26,129             11,357               22,314
  Shareholder servicing expenses                               3,019               9,408              3,275                2,860
  Printing expenses                                              178                 433                140                  716
  Trustees' fees and expenses                                  5,325               5,826              6,901                5,825
  Securities pricing fees                                        433                 669                725                  629
  Other operating expenses                                    13,293              36,324             12,734               11,684
                                                         -----------          ----------         ----------           ----------
  Total Expenses                                             474,653           1,661,065            304,880              384,174

  Expenses reimbursed by Advisor (note 2)                          -                   -            (15,681)                   -
  Advisory fees waived (note 2)                              (41,002)                  -            (50,715)             (76,396)
                                                         -----------          ----------         ----------           ----------
  Net Expenses                                               433,651           1,661,065            238,484              307,778
                                                         -----------          ----------         ----------           ----------
Net Investment (Loss) Income                                 (15,516)            224,271            (33,280)            (120,274)
                                                         -----------          ----------         ----------           ----------
Realized and Unrealized Gain (Loss) on Investments:
  Net realized gain from:
     Investment transactions                                 571,885           1,443,890            242,323              235,424
     Futures contracts                                             -                   -                  -               19,701
  Change in unrealized appreciation on investments              (846)         (1,635,463)           363,887              731,198
  Change in unrealized appreciation on futures                     -                   -                  -             (217,162)
                                                         -----------          ----------         ----------           ----------
Realized and Unrealized Gain (Loss) on Investments           571,039            (191,573)           606,210              769,161
                                                         -----------          ----------         ----------           ----------
Net Increase in Net Assets Resulting from Operations     $   555,523          $   32,698         $  572,930           $  648,887
                                                         ===========          ==========         ==========           ==========


See Notes to Financial Statements

PMFM Portfolio Trust

Statements of Changes in Net Assets

                                                               Tactical Preservation
                                                                  Portfolio Trust                      Managed Portfolio Trust
For the fiscal years ended May 31,                            2006              2005                    2006              2005
------------------------------------------------------------------------------------------------------------------------------------

Operations:
  Net investment (loss) income                          $    (15,516)      $    (79,959)           $    224,271      $    491,241
  Net realized gain from investments                         571,885              6,162               1,443,890         5,074,868
  Change in unrealized appreciation
     on investments                                             (846)               846              (1,635,463)        1,635,463
                                                        ------------      -------------            ------------      ------------
Net Increase (Decrease) in Net Assets
  Resulting from Operations                                  555,523            (72,951)                 32,698         7,201,572
                                                        ------------      -------------            ------------      ------------
Distributions to Shareholders from: (note 5)
  Net Investment income -
     Investor Shares                                               -                 -                 (223,521)         (250,994)
     Advisor Shares                                                -                 -                        -                 -
  Net realized gain from investment transactions-
     Investor Shares                                         (49,899)                -               (4,989,337)       (2,930,231)
     Advisor Shares                                           (2,111)                -                  (85,564)          (11,390)
                                                        ------------      -------------            ------------      ------------
Net Decrease in Net Assets from Distributions
  to Shareholders                                            (52,010)                -               (5,298,422)       (3,192,615)
                                                        ------------      -------------            ------------      ------------
Capital Share Transactions: (note 6)
  Investor Shares
    Shares sold                                            2,031,472        25,597,196               19,946,321       100,711,961
    Reinvested dividends and distributions                    49,899                 -                5,197,569         3,175,901
    Shares repurchased                                    (9,476,975)      (26,673,406)             (74,974,738)     (215,369,852)
  Advisor Shares
    Shares sold                                              974,885           352,908                  870,457           909,854
    Reinvested dividends and distributions                     2,041                 -                   62,993             9,821
    Shares repurchased                                    (1,229,461)           (2,530)              (1,321,308)          (70,451)
                                                        ------------      -------------            ------------      ------------
Net Decrease in Net Assets from Capital
  Share Transactions                                      (7,648,139)         (725,832)             (50,218,706)     (110,632,766)
                                                        ------------      -------------            ------------      ------------
Net Decrease in Net Assets                                (7,144,626)         (798,783)             (55,484,430)     (106,623,809)

Net Assets:
  Beginning of Year                                       20,846,798        21,645,581              117,308,618       223,932,427
                                                        ------------      -------------            ------------      ------------
  End of Year                                           $ 13,702,172      $ 20,846,798             $ 61,824,188      $117,308,618
                                                        ============      =============            ============      =============
Undistributed Net Investment Income                     $          -      $          -             $    224,270      $    240,247







See Notes to Financial Statements                                                                                       (Continued)

PMFM Portfolio Trust

Statements of Changes in Net Assets

                                                             Core Advantage Portfolio                    Tactial Opportunities
                                                                       Trust                                Portfolio Trust
For the fiscal years ended May 31,                            2006              2005                    2006              2005 (a)
------------------------------------------------------------------------------------------------------------------------------------

Operations:
  Net investment loss                                   $    (33,280)     $    (49,898)            $   (120,274)     $    (92,733)
  Net realized gain (loss) from investments                  242,323           (61,431)                 235,424          (377,346)
  Net realized gain (loss) from future contracts                   -                 -                   19,701          (873,484)
  Change in unrealized appreciation
     of investments                                          363,887            76,239                  731,198           (17,604)
  Change in unrealized appreciation
     on futures                                                    -                 -                 (217,162)          217,801
                                                        ------------      -------------            ------------      ------------
Net Increase (Decrease) in Net Assets Resulting
  from Operations                                            572,930           (35,090)                 648,887        (1,143,366)
                                                        ------------      -------------            ------------      ------------
Distributions to Shareholders: (note 5)
  Net Investment income -
     Investor Shares                                               -                 -                        -           (11,051)
     Advisor Shares                                                -                 -                        -               (42)
                                                        ------------      -------------            ------------      ------------
Net Decrease in Net Assets from Distributions
  to Shareholders                                                  -                 -                        -           (11,093)
                                                        ------------      -------------            ------------      ------------
Capital Share Transactions: (note 6)
  Investor Shares
     Shares sold                                          11,539,947         2,722,295                5,369,017        28,423,087
     Reinvested dividends and distributions                        -                 -                        -            11,052
     Shares repurchased                                   (8,748,211)      (25,497,752)              (7,459,177)      (16,078,538)
  Advisor Shares
     Shares sold                                                   -                 -                1,542,162           718,662
     Reinvested dividends and distributions                        -                 -                        -                32
     Shares repurchased                                            -                 -               (1,825,173)         (332,714)
                                                        ------------      -------------            ------------      ------------
Net Increase (Decrease) in Net Assets from Capital
  Share Transactions                                       2,791,736       (22,775,457)              (2,373,171)       12,741,581
                                                        ------------      -------------            ------------      ------------
Net Increase (Decrease) in Net Assets                      3,364,666       (22,810,547)              (1,724,284)       11,587,122

Net Assets:
  Beginning of Year                                       10,385,311        33,195,858               11,587,122                 -
                                                        ------------      -------------            ------------      ------------
  End of Year                                           $ 13,749,977      $ 10,385,311             $  9,862,838      $ 11,587,122
                                                        ============      ============             ============      ============
Undistributed Net Investment Income                     $          -      $          -             $          -      $          -



(a) For the period from September 27, 2004 (Date of Initial Public Investment) to May 31, 2005.




See Notes to Financial Statements

PMFM Portfolio Trust

Financial Highlights

                                                                             Tactical Preservation Portfolio Trust
For a share outstanding during the                             Investor Class Shares                   Advisor Class Shares
fiscal year or period ended May 31,                       2006        2005        2004 (a)        2006        2005        2004 (b)
--------------------------------------------------------------------------------------------  --------------------------------------

Net Asset Value, Beginning of Period                   $   9.72    $   9.82     $  10.00       $   9.64    $   9.82    $   9.83
                                                       --------    --------     --------       --------    --------    --------
Income from Investment Operations:
  Net investment loss                                     (0.01)      (0.04)       (0.03)         (0.16)      (0.02)      (0.02)
  Net realized and unrealized gain
     (loss) on securities                                  0.25       (0.06)       (0.15)          0.32       (0.16)       0.01
                                                       --------    --------     --------       --------    --------    --------
Total from Investment Operations                           0.24       (0.10)       (0.18)          0.16       (0.18)      (0.01)
                                                       --------    --------     --------       --------    --------    --------
Less Distributions:
  Distributions (from capital gains)                      (0.03)          -            -          (0.03)          -           -
                                                       --------    --------     --------       --------    --------    --------
Total Distributions                                       (0.03)          -            -          (0.03)          -           -
                                                       --------    --------     --------       --------    --------    --------
Net Asset Value, End of Period                         $   9.93    $   9.72     $   9.82       $   9.77    $   9.64    $   9.82
                                                       ========    ========     ========       ========    ========    ========
Total Return (e)(g)                                        2.47%      (1.02%)      (1.80%)         1.66%      (1.83%)     (0.10%)
Net Assets, End of Period (in thousands)               $ 13,587    $ 20,494     $ 21,643       $    116    $    353    $      2
Average Net Assets for the Period (in thousands)       $ 17,042    $ 23,809     $ 19,166       $    221    $     76    $      2
Ratio of Gross Expenses to Average Net Assets (f,h)        2.74%       2.54%        3.59% (d)      3.49%       3.34%       4.61% (d)
Ratio of Net Expenses to Average Net Assets (f,h)          2.50%       2.43%        2.46% (d)      3.25%       3.21%       3.25% (d)
Ratio of Net Investment Loss to
  Average Net Assets                                      (0.08%)     (0.33%)      (1.61%)(d)     (0.83%)     (0.84%)     (2.20%)(d)
Portfolio Turnover Rate                                  302.33%     813.64%      400.93%        302.33%     813.64%     400.93%

                                                                                 Managed Portfolio Trust
For a share outstanding during the                             Investor Class Shares                   Advisor Class Shares
fiscal year or period ended May 31,                       2006        2005        2004 (c)        2006        2005        2004 (b)
--------------------------------------------------------------------------------------------  --------------------------------------

Net Asset Value, Beginning of Period                   $  10.18    $  10.12     $  10.00       $  10.12    $  10.12    $  10.12
                                                       --------    --------     --------       --------    --------    --------
Income from Investment Operations:
  Net investment (loss) income                             0.04        0.04            -          (0.10)      (0.03)          -
  Net realized and unrealized
     gain on securities                                    0.01        0.20         0.15           0.08        0.19           -
                                                       --------    --------     --------       --------    --------    --------
Total from Investment Operations                           0.05        0.24         0.15          (0.02)       0.16           -
                                                       --------    --------     --------       --------    --------    --------
Less Distributions:
  Dividends (from net investment income)                  (0.02)      (0.02)       (0.03)             -           -           -
  Distributions (from capital gains)                      (0.70)      (0.16)           -          (0.70)      (0.16)          -
                                                       --------    --------     --------       --------    --------    --------
Total Distributions                                       (0.72)      (0.18)       (0.03)         (0.70)      (0.16)          -
                                                       --------    --------     --------       --------    --------    --------
Net Asset Value, End of Period                         $   9.51    $  10.18     $  10.12       $   9.40    $  10.12    $  10.12
                                                       ========    ========     ========       ========    ========    ========

Total Return (e)(g)                                        0.51%       2.30%        1.47%         (0.19%)      1.50%       0.00%

Net Assets, End of Period (in thousands)               $ 61,212    $116,229     $223,699       $    613    $  1,080    $    234
Average Net Assets for the Period (in thousands)       $ 84,118    $193,111     $149,975       $  1,114    $    754    $     40
Ratio of Gross Expenses to Average Net Assets (f,h)        1.94%       1.80%        1.87% (d)      2.69%       2.58%       2.65% (d)
Ratio of Net Expenses to Average Net Assets (f,h)          1.94%       1.80%        1.85% (d)      2.69%       2.58%       2.65% (d)
Ratio of Net Investment Income (Loss) to
  Average Net Assets                                       0.27%       0.26%       (0.12%)(d)     (0.48%)     (0.36%)     (1.74%)(d)
Portfolio Turnover Rate                                  871.19%     929.50%      421.74%        871.19%     929.50%     421.74%

(a) For the period from March 25, 2004 (Date of Initial Public Investment) through May 31, 2004.
(b) For the period from April 30, 2004 (Date of Initial Public Investment) through May 31, 2004.
(c) For the period from June 30, 2003 (Date of Initial Public Investment) through May 31, 2004.
(d) Annualized.
(e) Not annualized.
(f) The ratios of expenses to average net assets do not reflect the Funds proportionate share of expenses of the underlying investment companies in which the Funds invest.
(g) For Advisor Class Shares total return does not reflect payment of a sales charge.
(h) The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after waivers and reimbursements
   (net expense ratio).

See Notes to Financial Statements                                                                                        (Continued)

PMFM Portfolio Trust

Financial Highlights

                                                                                             Core Advantage Portfolio
For a share outstanding during the                                                                     Trust
fiscal year or period ended May 31,                                               2006               2005               2004 (a)
------------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period .....................................     $   9.54           $   9.52           $  10.00
                                                                               --------           --------           --------
Income from Investment Operations:
  Net investment loss ....................................................        (0.02)             (0.05)             (0.04)
  Net realized and unrealized gain
     (loss) on securities ................................................         0.69               0.07              (0.44
                                                                               --------           --------           --------)
Total from Investment Operations .........................................         0.67               0.02              (0.48)
                                                                               --------           --------           --------
Net Asset Value, End of Period ...........................................     $  10.21           $   9.54           $   9.52
                                                                               ========           ========           ========

Total Return (d) .........................................................         7.02%              0.21%             (4.80%)
Net Assets, End of Period (in thousands) .................................     $ 13,750           $ 10,385           $ 33,196
Average Net Assets for the Period (in thousands) .........................     $  9,539           $ 22,070           $ 38,326
Ratio of Gross Expenses to Average Net Assets (e,g) ......................         3.20%              2.48%              2.44% (c)
Ratio of Net Expenses to Average Net Assets (e,g) ........................         2.50%              2.35%              2.44% (c)
Ratio of Net Investment Loss to
  Average Net Assets .....................................................        (0.35%)            (0.23%)            (1.19%)(c)
Portfolio Turnover Rate ..................................................       472.91%            912.21%            396.55%

                                                                                  Tactical Opportunities Portfolio Trust
For a share outstanding during the                                         Investor Class Shares          Advisor Class Shares
fiscal year or period ended May 31,                                        2006          2005 (b)         2006          2005 (b)
--------------------------------------------------------------------------------------------------  --------------------------------

Net Asset Value, Beginning of Period .................................. $   9.49       $  10.00        $   9.45       $  10.00
                                                                        --------       --------        --------       --------
Income from Investment Operations:
  Net investment loss ..................................................   (0.09)(h)      (0.06)          (0.17)(h)      (0.11)
  Net realized and unrealized gain (loss) on securities ................    0.71          (0.43)           0.70          (0.43)
                                                                        --------       --------        --------       --------
Total from Investment Operations .......................................    0.62          (0.49)           0.53          (0.54)
                                                                        --------       --------        --------       --------
Less Distributions:
  Dividends (from net investment income) ...............................      --          (0.02)             --          (0.01)
Total Distributions ....................................................      --          (0.02)             --          (0.01)
                                                                        --------       --------        --------       --------
Net Asset Value, End of Period .........................................$  10.11       $   9.49        $   9.98       $   9.45
                                                                        ========       ========        ========       ========

Total Return (d)(f) ....................................................    6.53%         (4.91%)          5.61%         (5.38%)
Net Assets, End of Period (in thousands) ...............................$  9,763       $ 11,228        $    100       $    359
Average Net Assets for the Period (in thousands) .......................$ 11,426       $ 10,476        $    673       $    321
Ratio of Gross Expenses to Average Net Assets (e,g) ....................    3.13%          3.89% (c)       3.88%          4.62% (c)
Ratio of Net Expenses to Average Net Assets (e,g) ......................    2.50%          2.50% (c)       3.25%          3.25% (c)
Ratio of Net Investment Loss to
  Average Net Assets ...................................................   (0.95%)        (1.24%)(c)      (1.70%)        (2.06%)(c)
Portfolio Turnover Rate ................................................   33.06%        123.69%          33.06%        123.69%

(a) For the period from January 27, 2004 (Date of Initial Public Investment) through May 31, 2004.
(b) For the period from September 27, 2004 (Date of Initial Public Investment) through May 31, 2005.
(c) Annualized.
(d) Not annualized.
(e) The ratios of expenses to average net assets do not reflect the Funds proportionate share of expenses of the underlying investment companies in which the Funds invest.
(f) For Advisor Class Shares total return does not reflect payment of a sales charge.
(g) The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after waivers and reimbursements
   (net expense ratio).
(h) Based on average shares outstanding during the year.


See Notes to Financial Statements

                    (This page was intentionally left blank.)

PMFM Portfolio Trust

Notes to Financial Statements
________________________________________________________________________________

1.   Organization    and   Significant    losses on investments are allocated to
     Accounting Policies                  each  class of shares  based  upon its
                                          relative net assets. Both classes have
The PMFM Tactical Preservation equal voting privileges, except where Portfolio Trust, The PMFM Managed otherwise required by law or when the
Portfolio Trust, The PMFM Core Board of Trustees (the "Trustees") Advantage Portfolio Trust, and The determines that the matter to be voted PMFM Tactical Opportunities Portfolio on affects only the interests of the
Trust  (collectively  the  "Funds" and    shareholders of a particular class.
individually       the       "Tactical
Preservation Fund", "Managed Fund", The following accounting policies have "Core Advantage Fund", and "Tactical been consistently followed by the
Opportunities Fund" respectively) are Funds and are in conformity with series funds. The Funds are part of accounting principles generally The PMFM Investment Trust (the accepted in the United States of
"Trust"),  which  was  organized  as a    America.
Delaware   Statutory   Trust   and  is
registered    under   the   Investment    Investment Valuation
Company Act of 1940 (the "1940 Act"), The Funds' investments in securities as amended, as an open-ended are carried at value. Securities management investment company. Each of listed on an exchange or quoted on a the Funds in this report is classified national market system are valued at
as  a  "non-diversified"   company  as    the last  sales  price as of 4:00 p.m.
defined in the 1940 Act.                  Eastern Time. Securities traded in the
                                          NASDAQ   over-the-counter  market  are
The   PMFM    Tactical    Preservation    generally   valued   at   the   NASDAQ
Portfolio Trust, formerly known as the Official Closing Price. Other PMFM Moderate Portfolio Trust, securities traded in the commenced operations on March 25, over-the-counter market and listed 2004. The investment objective of the securities for which no sale was
Fund is to achieve a balance between reported on that date are valued at long-term capital appreciation and the most recent bid price. Securities capital preservation through and assets for which representative investments in exchange-traded funds market quotations are not readily
and  in  cash   or   cash   equivalent    available  (e.g.,  if the  exchange on
positions.                                which  the   portfolio   security   is
                                          principally  traded closes early or if
The  PMFM  Managed   Portfolio  Trust,    trading  of the  particular  portfolio
formerly known as the PMFM ETF security is halted during the day and Portfolio Trust, commenced operations does not resume prior to the Funds' on June 30, 2003. The investment net asset value calculation) or which objective of the Fund is to seek cannot be accurately valued using the long-term capital appreciation, while Funds' normal pricing procedures are maintaining a secondary emphasis on valued at fair value as determined in capital preservation through good faith under policies approved by investments in exchange-traded funds the Trustees. A portfolio security's
and  in  cash   or   cash   equivalent    "fair value" price may differ from the
positions.                                price   next    available   for   that
                                          portfolio  security  using the  Funds'
The PMFM Core Advantage Portfolio normal pricing procedures. Instruments Trust, formerly known as The with maturities of 60 days or less are MurphyMorris ETF Fund, commenced valued at amortized cost, which
operations  on January 27,  2004.  The    approximates market value.
investment objective of the Fund is to
seek  capital   appreciation   through    Futures  Contracts  The PMFM  Tactical
investments in  exchange-traded  funds    Opportunities   Fund  may   invest  in
and  in  cash   or   cash   equivalent    futures  contracts  for the purpose of
positions.                                hedging their  existing  securities or
                                          securities   it  intends  to  purchase
The   PMFM   Tactical    Opportunities    against  fluctuations  in  fair  value
Portfolio Trust  commenced  operations    caused  by   changes   in   prevailing
on September 27, 2004.  The investment    markets.   A  futures  contract  is  a
objective  of  the  Fund  is  to  seek    bilateral  agreement  to buy or sell a
long-term     capital     appreciation    security (or deliver a cash settlement
principally through investments in price, in the case of a contract exchange-traded funds and in cash or relating to an index or otherwise not
cash equivalent positions.                calling for  physical  delivery at the
                                          end of trading in the contracts) for a
The Tactical Preservation Fund, set price in the future. The Fund, Managed Fund, and Tactical upon entering into a futures contract Opportunities Fund offer two classes (and to maintain the Fund's open of shares (Advisor Shares and Investor position in the futures contract), is Shares). Each class of shares has required to deposit with the custodian equal rights as to assets of the Fund, in a segregated account in the name of and the classes are identical except the futures broker an amount of cash, for differences in their sales charge U.S. Government securities, suitable structures and ongoing distribution money market instruments, or liquid, and service fees. Income, expenses, high-grade debt securities, known as and realized and unrealized gains or "initial margin." Subsequent payments,

                                                                     (Continued)

PMFM Portfolio Trust

Notes to Financial Statements
________________________________________________________________________________

known as "variation  margin," are made    Estimates
to and from the futures broker on a The preparation of financial daily basis as the price of the statements in conformity with underlying assets fluctuates. The Fund accounting principles generally recognizes an unrealized gain or loss accepted in the United States of
on  a  daily   basis   equal   to  the    America  requires  management  to make
variation   margin.   When  a  futures    estimates and assumptions  that affect
contract    is   closed,    the   Fund    the  amount  of  assets,  liabilities,
recognizes a realized gain or loss expenses and revenues reported in the equal to the difference between the financial statements. Actual results
value of the  contract  at the time it    could differ from those estimates.
was  opened  and the value at the time
it was closed.  Futures  contracts can    Federal Income Taxes
be volatile instruments and involve No provision for income taxes is certain risks. If futures contracts included in the accompanying financial are entered into at an inappropriate statements, as the Funds intend to time, or market movements are judged distribute to shareholders all taxable incorrectly, then the Fund may realize investment income and realized gains a loss. Futures contracts also involve and otherwise comply with the the risk of an imperfect correlation requirements of Subchapter M of the between the value of the futures Internal Revenue Code applicable to
contracts and the  underlying  assets,    regulated investment companies.
as  well   as  the   risk   that   the
investment may not be liquid. The PMFM    Indemnifications
Tactical Opportunities Fund held 90 Under the Funds' organizational futures contracts as of May 31, 2006 documents, its officer and Trustees with a variation margin of $639, and are indemnified against certain $327,000 held as collateral for the liabilities arising out of the
futures  contracts.  See the  table in    performance  of  their  duties  to the
the Schedule of Investments for a list Funds. In addition, in the normal of future contracts held at the fiscal course of business, the Funds enter
year ended May 31, 2006.                  into  contracts with their vendors and
                                          others   that   provide   for  general
Investment Transactions and Investment    indemnifications.  The Funds'  maximum
Income                                    exposure under these  arrangements  is
Investment transactions are accounted unknown as this would involve future for as of the date purchased or sold claims that may be made against the
(trade  date).   Dividend   income  is    Funds.  The Funds  expect that risk of
recorded  on  the  ex-dividend   date.    loss to be remote.
Certain    dividends    from   foreign
securities will be recorded as soon as    2.   Transactions with Affiliates
the Trust is informed of the  dividend
if  such   information   is   obtained    Advisor
subsequent to the ex-dividend date. Each Fund pays a monthly advisory fee Interest income is recorded on the to PMFM, Inc. (the "Advisor") based
accrual     basis     and     includes    upon the  average  daily net assets of
amortization    of    discounts    and    the Fund and  calculated at the annual
premiums.   Gains   and   losses   are    rates  as   shown   in  the   schedule
determined  on  the  identified   cost    provided on the  following  page.  The
basis,  which is the same  basis  used    Advisor has entered  into  contractual
for federal income tax purposes.          agreements     ("Expense    Limitation
                                          Agreement") with the Funds under which
Expenses                                  it has  agreed to waive or reduce  its
Each Fund bears expenses incurred fees and to assume other expenses of specifically on its behalf as well as the Funds, if necessary, in amounts a portion of general expenses of the that limit the Funds' total operating
Trust, which are allocated according expenses (exclusive of interest, to methods approved annually by the taxes, brokerage fees and commissions,
Trustees.                                 extraordinary  expenses, and payments,
                                          if any,  under a Rule  12b-1  Plan) to
Dividend Distributions                    not more than a  specified  percentage
Each  of the  Funds  may  declare  and    of the  average  daily  net  assets of
distribute dividends from net each Fund for the current fiscal year. investment income (if any) at the end of each calendar quarter. The expense limitation percentages, as Distributions from capital gains (if well as the Advisory fees waived and
any)  are   generally   declared   and    expenses  reimbursed  for the  current
distributed annually.                     fiscal  year  ended  May 31,  2006 are
                                          included on the following page.

                                                                     (Continued)

PMFM Portfolio Trust

Notes to Financial Statements
________________________________________________________________________________

-------------------------------------------------------------------------------------------------------------------------------
Advisor Table                               Advisor Fees
                                   Average Net                     Expense Limitation        Advisor Fees           Expenses
Fund                                  Assets           Rate               Ratio                 Waived             Reimbursed
-------------------------------------------------------------------------------------------------------------------------------
Tactical Preservation Fund         On all assets       1.25%         Class level              $41,002                  -
    Investor Class Shares                                                2.50%
    Advisor Class Shares                                                 3.25%
-------------------------------------------------------------------------------------------------------------------------------
Managed Fund                       On all assets       1.25%         Class level                    -                  -
    Investor Class Shares                                                1.95%
    Advisor Class Shares                                                 2.70%
-------------------------------------------------------------------------------------------------------------------------------
Core Advantage Fund                On all assets       1.25%             2.50%                $50,715               $15,681
-------------------------------------------------------------------------------------------------------------------------------
Tactical Opportunities Fund        On all assets       1.25%         Class level              $76,396                  -
    Investor Class Shares                                                2.50%
    Advisor Class Shares                                                 3.25%
-------------------------------------------------------------------------------------------------------------------------------

Compliance Services
The Nottingham Compliance Services, Company ("the Administrator) based LLC, a fully owned affiliate of The upon the average daily net assets of
Nottingham Company, provides services the Fund and calculated at the annual which assists the Trust's Chief rates which are subject to a minimum Compliance Officer in monitoring and of $2,000 per month per fund. The testing the policies and procedures of Administrator also receives a fee to
the Trust in relation to  requirements    procure and pay the  custodian for the
under Rule 38a-1 of the Securities and Funds, additional compensation for Exchange Commission. It receives fund accounting and recordkeeping compensation for this service at an services and for certain costs annual rate of $7,750 for each Fund. involved with the daily valuation of securities  and as  reimbursement  for
Administrator                             out-of-pocket expenses. A breakdown of
Each     Fund     pays    a    monthly    fees  paid  to  the  Administrator  is
administration  fee to The  Nottingham    provided below.

---------------- ------------------------------ ------------------------------- -------------- --------------- ---------------------
                                                                                    Fund            Fund
                       Administration Fees(1)              Custody Fees(1)        Accounting      Accounting           Blue Sky
                      Average Net      Annual        Average Net       Annual       Fees           Fees (on         Administration
                        Assets          Rate           Assets           Rate      (monthly)      all assets)        Fees (annual)
---------------- ------------------- ---------- -------------------- ---------- -------------- --------------- ---------------------
All Funds         First $50 million    0.175%    First $100 million    0.020%     $2,250 (2)        0.01%          $150 per state
                   Next $50 million    0.150%     Over $100 million    0.009%       $750 (2)
                   Next $50 million    0.125%
                   Next $50 million    0.100%
                  Over $200 million    0.075%
---------------- ------------------- ---------- -------------------- ---------- -------------- --------------- ---------------------
(1)  Each Fund is  subject  to a minimum  monthly  fee of  $2,000,  and $400 for
     Administration fee and Custody fee, respectively.
(2)  These fees are based on the number of classes of shares for each Fund. Each
     Fund pays  $2,250  per month for the  initial  class of shares and $750 per month for each additional class of shares.

Transfer Agent                            to a minimum  fee of $1,750  per month
North Carolina  Shareholder  Services,    per Fund and $500 per  month  per Fund
LLC   ("Transfer   Agent"   serves  as    for each additional class of shares.
transfer,    dividend   paying,    and
shareholder servicing agent for the Certain Trustees and officers of the Funds. It receives compensation for Trust are also officers of the
its  services  based  upon a charge of    Advisor,   the   Distributor   or  the
$15 per shareholder per year,  subject    Administrator.

                                                                     (Continued)

PMFM Portfolio Trust

Notes to Financial Statements

________________________________________________________________________________

3.   Distribution and Service Fees        4.   Purchases and Sales of Investment
                                               Securities
The  Trustees,  including the Trustees
who are not  "interested  persons"  of    For  the  fiscal  year  ended  May 31,
the Trust as  defined  in the 1940 Act    2006,  the aggregate cost of purchases
adopted  a  distribution  and  service    and proceeds  from sales of investment
plan  pursuant  to Rule  12b-1  of the    securities    (excluding    short-term
1940   Act  (the   "Plan").   The  Act    securities) were as follows:
regulates   the   manner  in  which  a
regulated   investment   company   may    ------------------- -------------- -------------
assume  costs  of   distributing   and                                         Proceeds
promoting  the sales of its shares and                         Purchases         from
servicing of its shareholder accounts.                            of           Sales of
                                          Fund                 Securities     Securities
The Plan  provides  that the  Tactical    ------------------- -------------- -------------
Preservation  Fund,  Managed Fund, and    Tactical
Tactical  Opportunities Fund may incur    Preservation Fund    $28,923,411    $49,136,957
certain  costs,  which may not  exceed    Managed Fund        $478,460,662   $590,256,118
0.25%  and  1.00%  per  annum  of  the    Core Advantage
average  daily net assets of  Investor    Fund                 $33,857,989    $38,058,302
shares     and     Advisor     shares,    Tactical
respectively,  for each  year  elapsed    Opportunities Fund    $2,942,206     $5,538,788
subsequent  to  adoption  of the Plan,    ------------------- -------------- -------------
and 0.25% for Core Advantage Fund, for
payment to the  Distributor and others    There  were no  purchases  or sales of
for   items   such   as    advertising    long-term U.S. Government  Obligations
expenses,       selling      expenses,    for any of the funds during the fiscal
commissions, travel, or other expenses    year ended May 31, 2006.
reasonably intended to result in sales
of Investor  Class  shares and Advisor    5.   Federal Income Tax
Class  shares  in the Fund or  support
servicing   of   Investor   Class  and    The tax information shown in the table
Advisor  Class  shareholder  accounts.    below represent: (1) tax components of
Such expenditures  incurred as service    capital as of May 31, 2006, (2) losses
fees may not exceed 0.25% per annum of    or deductions the Funds may be able to
the  Funds'  average  annual net asset    offset   against   income   and  gains
value for each class of shares of each    realized   in   future   years,    (3)
Fund.  For the  fiscal  year ended May    unrealized       appreciation       or
31, 2006,  the  Tactical  Preservation    depreciation    of   investments   for
Fund  incurred  $42,605 and $2,209 for    federal  income tax purposes as of May
the Investor  Class and Advisor Class,    31,  2006,   and  (4)   dividends  and
respectively,    the   Managed    Fund    distributions   from  net   investment
incurred  $210,296 and $11,145 for the    income and net realized  capital gains
Investor   Class  and  Advisor  Class,    (5)   reclassifications  of  permanent
respectively,  the Core Advantage Fund    book/tax differences.
incurred  $23,848,  and  the  Tactical
Opportunities  Fund  incurred  $28,564    Accumulated capital losses noted below
and $6,727 for the Investor  Class and    represent net capital loss  carryovers
Advisor   Class,   respectively,    in    as  of  May  31,   2006  that  may  be
distribution  and  service  fees under    available  to offset  future  realized
the Plan.                                 capital   gains  and  thereby   reduce
                                          future taxable gain distributions.

-------------------------------------------------------------------------------------------------------------------
                                                       Accumulated                                    Net Tax
                                  Undistributed         Long-Term       Accumulated Capital         Appreciation/
Fund                             Ordinary Income          Gains                Losses              (Depreciation)
-------------------------------------------------------------------------------------------------------------------
Tactical Preservation Fund            $186,892                  -                       -                       -
Managed Fund                        $1,688,168                  -                       -                       -
Core Advantage Fund                          -                  -              $1,566,573                $462,083
Tactical Opportunities Fund                  -                  -                $919,731                $638,259
-------------------------------------------------------------------------------------------------------------------

                                                                     (Continued)

PMFM Portfolio Trust

Notes to Financial Statements
________________________________________________________________________________

Accumulated capital losses noted below The aggregate cost of investments and represent net capital loss the composition of unrealized carry-forwards, as of May 31, 2006, appreciation and depreciation of that may be available to offset future investment securities for federal realized capital gains and thereby income tax purposes as of May 31, 2006 reduce future taxable gains are noted below. Unrealized
distributions.   The  following  table    appreciation       and      unrealized
shows  the  expiration  dates  of  the    depreciation   in  the   table   below
carryovers.                               exclude  appreciation/depreciation  on
                                          futures    contracts.    The   primary
                                          difference   between   book   and  tax
                                          appreciation/(depreciation)         of
                                          investments    is   wash   sale   loss
                                          deferrals.

------------------------------------------------------
Fund                    May 31,    May 31,    May 31,
                         2012       2013       2014
------------------------------------------------------
Tactical
Preservation Fund        $ -       $  -        $ -
Managed Fund             $ -       $  -        $ -
Core Advantage
Fund              $1,505,142    $61,431        $ -
Tactical
Opportunities            $ -        $ -   $919,731
Fund
------------------------------------------------------

--------------------------------------------------------------------------------------------------
                                                            Aggregate Gross Unrealized
Fund                        Federal Tax Cost          Appreciation               Depreciation
--------------------------------------------------------------------------------------------------
Tactical Preservation Fund        $13,696,507                 $  -                        $ -

Managed Fund                      $61,772,500                 $  -                        $ -

Core Advantage Fund               $13,224,137             $464,790                     $2,707

Tactical Opportunities Fund        $7,323,120             $638,259                        $ -
--------------------------------------------------------------------------------------------------

The    amount   of    dividends    and    States of America.  These  differences
distributions from net investment are due to differing treatments for income and net realized capital gains items such as net short-term gains, are determined in accordance with deferral of wash sale losses, section federal income tax regulations which 1256 contracts, net investment losses
may differ from accounting  principles    and capital loss carry-forwards.
generally   accepted   in  the  United


--------------------------------------------------------------------------------
For the fiscal year ended May 31, 2006           Distributions from
                                       Ordinary Income         Long-Term Capital
Fund                                                                  Gains
--------------------------------------------------------------------------------
Tactical Preservation Fund                     $52,010                      $ -
Managed Fund                                $5,298,422                      $ -
Core Advantage Fund                                $ -                      $ -
Tactical Opportunities Fund                        $ -                      $ -
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
For the fiscal year ended May 31, 2005           Distributions from
                                       Ordinary Income         Long-Term Capital
Fund                                                                  Gains
--------------------------------------------------------------------------------
Tactical Preservation Fund                         $ -                       $ -
Managed Fund                                $3,192,615                       $ -
Core Advantage Fund                                $ -                       $ -
Tactical Opportunities Fund                    $11,093                       $ -
--------------------------------------------------------------------------------


                                                                    (Continued)

PMFM Portfolio Trust

Notes to Financial Statements
________________________________________________________________________________

As a result of permanent differences the table below, were made for the between the financial statement and fiscal year ended May 31, 2006. These income tax reporting requirements, the reclassifications had no effect on the following reclassifications, shown on net assets or the net asset value of the Fund.

-----------------------------------------------------------------------------------------------------------
For the fiscal year ended May 31, 2006                             Increase (Decrease) in Undistributed
                                                             ----------------------------------------------
Fund                                      Paid-in Capital       Net Investment      Net Realized Gain on
                                                                    Income               Investments
-----------------------------------------------------------------------------------------------------------
Tactical Preservation Fund                           $ -               $15,516                  $(15,516)
Managed Fund                                     $16,727              $(16,727)                      $ -
Core Advantage Fund                             $(33,280)              $33,280                       $ -
Tactical Opportunities Fund                    $(120,274)             $120,274                       $ -
-----------------------------------------------------------------------------------------------------------

6.       Capital Share Transactions

----------------------------------------------------------------------------------------------------------------------
                                                                    Tactical Preservation Fund
                                                       Investor Class                         Advisor Class
For the fiscal year ended May 31,                 2006                2005               2006               2005
----------------------------------------------------------------------------------------------------------------------
Transactions in Fund Shares
        Shares sold                                  202,011             2,612,138           98,712            36,560
        Reinvested distributions                       5,020                     -              208                 -
        Shares repurchased                         (947,347)           (2,707,209)        (123,644)             (261)
Net (Decrease) Increase in Capital Share
   Transactions                                    (740,316)              (95,071)         (24,724)            36,299
Shares Outstanding, Beginning of  Year             2,108,223             2,203,294           36,553               254
Shares Outstanding, End of Year                    1,367,907             2,108,223           11,829            36,553
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

                                                                            Managed Fund
                                                       Investor Class                         Advisor Class
For the fiscal year ended May 31,                 2006                2005               2006               2005
----------------------------------------------------------------------------------------------------------------------
Transactions in Fund Shares
        Shares sold                                2,028,871             9,964,477           86,710            89,685
        Reinvested distributions                     550,122               305,526            6,752               947
        Shares repurchased                       (7,559,974)          (20,952,900)        (134,995)           (7,012)
Net (Decrease) Increase in Capital
Share
   Transactions                                  (4,980,981)          (10,682,897)          (41,533)            83,620
Shares Outstanding, Beginning of  Year            11,414,587            22,097,484          106,713            23,093
Shares Outstanding, End of Year                    6,433,606            11,414,587           65,180           106,713
----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
For the fiscal year ended May 31,                    Core Advantage Fund
                                                  2006                2005
-----------------------------------------------------------------------------------
Transactions in Fund Shares
        Shares sold                                1,148,128               287,402
        Reinvested distributions                           -                     -
        Shares repurchased                         (889,789)           (2,684,650)
Net Increase (Decrease) in Capital Share
  Transactions                                       258,339           (2,397,248)
Shares Outstanding, Beginning of  Year             1,088,052             3,485,300
Shares Outstanding, End of Year                    1,346,391             1,088,052
-----------------------------------------------------------------------------------

6.
                                                                                                           (Continued)

PMFM Portfolio Trust

Notes to Financial Statements
________________________________________________________________________________
6.

Capital Share Transactions (Continued)

----------------------------------------------------------------------------------------------------------------------
                                                                   Tactical Opportunities Fund
                                                       Investor Class                        Advisor Class
For the fiscal year ended May 31,                 2006                2005 (a)           2006               2005 (a)
----------------------------------------------------------------------------------------------------------------------
Transactions in Fund Shares
        Shares sold                                  534,642             2,883,399             154,652         73,599
        Reinvested distributions                           -                 1,100                   -              3
        Shares repurchased                         (752,238)           (1,701,523)           (182,635)        (35,590)
Net (Decrease) Increase in Capital Share
   Transactions                                    (217,596)             1,182,976            (27,983)         38,012
Shares Outstanding, Beginning of  Year             1,182,976                     -              38,012              -
Shares Outstanding, End of Year                      965,380             1,182,976              10,029         38,012
-----------------------------------------------------------------------------------------------------------------------

(a) For the period from  September 27,
2004   (Date   of    Initial    Public
Investment) through May 31, 2005.

7.       MurphyMorris Merger              accounting  firm  for  the  Trust  and
                                          issued reports on the Funds' financial
The Board of Trustees unanimously statements as of May 31, 2005 and approved a Plan of Reorganization 2004. Such reports did not contain an subject to shareholder approval in its adverse opinion or a disclaimer of
proposed  form on  March  4,  2005 and    opinion,  nor were they  qualified  or
unanimously ratified the final form on    modified  as  to  uncertainty,   audit
May  25,  2005.  On May 27,  2005  the    scope, or accounting principles.
shareholders  of the  Fund  voted  and
approved the reorganization of the At no time preceding the removal of MurphyMorris ETF Fund into PMFM Core Deloitte were there any disagreements Advantage Portfolio Trust (a shell with Deloitte on any matter of company prior to the merger), which accounting principles or practices, effectively occurred on June 1, 2005. financial statement disclosure, or auditing  scope  or  procedure,  which
8.  Change in  Independent  Registered    disagreements,  if not resolved to the
Public Accounting Firm                    satisfaction  of Deloitte,  would have
                                          caused  it to  make  reference  to the
On May 18, 2005, the Board of Trustees subject matter of the disagreements in engaged Briggs, Bunting & Dougherty, connection with its report. At no time LLP ("BBD") as its new independent preceding the removal of Deloitte did registered public accounting firm, any of the events enumerated in
effective upon Deloitte & Touche LLP's    paragraphs  (1)(v)(A)  through  (D) of
("Deloitte") completion of the May 31,    Item 304(a) of Regulation S-K occur.
2005 audit.  At no time  preceding the
engagement   of  BBD  did  the   Funds
consult the firm regarding  either (i)
the    application    of    accounting
principles to a specified transaction,
either  completed or proposed,  or the
type of audit  opinion  that  might be
rendered   on  the  Funds'   financial
statements,  or (ii) any  matter  that
was either  subject of a  disagreement
or a reportable  event,  as such terms
are defined in Item 304 of  Regulation
S-K.

Prior to this date, Deloitte served as
the  independent   registered   public

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



To the Board of Trustees of PMFM Investment Trust and the Shareholders of the PMFM Tactical Preservation
Portfolio Trust, the PMFM Managed Portfolio Trust, the PMFM Core Advantage Portfolio Trust and the PMFM Tactical Opportunities Portfolio Trust:


We have audited the accompanying statements of assets and liabilities of the PMFM Tactical Preservation Portfolio Trust, the PMFM Managed Portfolio Trust, the PMFM Core Advantage Portfolio Trust and the PMFM Tactical Opportunities Portfolio Trust, each a series of the PMFM Investment Trust (the "Funds"), including the schedules of investments, as of May 31, 2006, and the related statements of operations, the statements of changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statement of changes in net assets for the year or period ended May 31, 2005 and the financial highlights for each of the two years or periods in the period ended May 31, 2005 were audited by other auditors whose reports dated July 8, 2005 each expressed an unqualified opinion on such financial statements and financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2006 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the PMFM Tactical Preservation Portfolio Trust, the PMFM Managed Portfolio Trust, the PMFM Core Advantage Portfolio Trust and the PMFM Tactical Opportunities Portfolio Trust as of May 31, 2006, the results of their operations, the changes in their net assets and their financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.


                                            /s/BRIGGS, BUNTING & DOUGHERTY, LLP
                                               BRIGGS, BUNTING & DOUGHERTY, LLP


Philadelphia, Pennsylvania
June 23, 2006

PMFM Portfolio Trust

Additional Information (Unaudited)

________________________________________________________________________________

1. Proxy  Voting  Policies  and Voting    To  aid it in its  review,  the  Board
Record                                    reviewed     various     informational
                                          materials      including,      without
A copy of the Trust's Proxy Voting and limitation, copies of the Investment Disclosure Policy and the Advisor's Advisory Agreements and Expense Proxy Voting and Disclosure Policy are Limitation Agreements for each Fund; a included as Appendix B to the Funds' memorandum from the Advisor to the Statement of Additional Information Board including information about the and is available, without charge, upon Advisor, its business, its finances, request, by calling 1-866-383-7636. its personnel, its services to the Information regarding how the Funds Funds and comparative expense ratio voted proxies relating to portfolio information for other mutual funds securities during the most recent with similar strategies as the Funds 12-month period ended June 30 will be (the "Advisor Memorandum"); and a available (1) without charge, upon memorandum from Kilpatrick Stockton request, by calling the Funds at the LLP (counsel to the Trust) to the
number  above  and  (2) on  the  SEC's    Board     regarding     considerations
website at http://www.sec.gov.            relevant  to a  review  of  investment
                                          advisory   contracts   by   investment
2. Quarterly Portfolio Holdings           company trustees.

The Funds file their complete schedule In considering the nature, extent, and of portfolio holdings with the SEC for quality of the services provided by the first and third quarters of each the Advisor, the Board considered the fiscal year on Form N-Q. The Funds' responsibilities the Advisor would Forms N-Q are available on the SEC's have under each Investment Advisory website at http://www.sec.gov. You may Agreement. The Board reviewed the review and make copies at the SEC's services being provided by the Advisor
Public  Reference  Room in Washington,    to  each  Fund,   including,   without
D.C. You may also obtain copies after limitation, its investment advisory paying a duplicating fee by writing services since the Fund's inception, the SEC's Public Reference Section, its efforts during the Fund's start-up Washington, D.C. 20549-0102 or by phase, its coordination of services
electronic          request         to    for the Fund among the Fund's  service
publicinfo@sec.gov,  or  is  available    providers,  its compliance  procedures
without  charge,   upon  request,   by    and  practices,  and  its  efforts  to
calling the Fund at 1-866-383-7636. promote the Fund and assist in its Information on the operation of the distribution. The Board noted that the Public Reference Room may be obtained Trust's principal executive officer
by calling the SEC at 202-942-8090.       and  principal  financial  officer are
                                          employees  of the  Advisor,  and serve
3.  Approval  of  Advisory  Agreements    the    Trust    without     additional
During the Period                         compensation.  The  Board  also  noted
                                          that  the  CCO is an  employee  of the
The  Advisor  supervises  each  Fund's    Advisor as well.  After  reviewing the
investments pursuant to Investment foregoing information and further Advisory Agreements (each an information in the Advisor Memorandum "Investment Advisory Agreement"). (e.g., descriptions of the Advisor's During the Funds' most recent fiscal business and the Advisor's Form ADV), half-year, the Investment Advisory the Board concluded that the nature, Agreements came up for renewal. The extent, and quality of the services Trust's Board of Trustees unanimously provided by the Advisor were approved the renewal of these satisfactory and adequate for each of
Investment   Advisory  Agreements  for    the Funds.
another year at a Board Meeting on May
17, 2006.                                 In    considering    the    investment
                                          performance   of  each  Fund  and  the
In  considering  whether to renew each    Advisor,   the  Board   compared   the
Investment  Advisory  Agreement,   the    performance  of  each  Fund  with  the
Board reviewed and considered such performance of its benchmark index, information as the Board deemed comparable funds with similar
reasonably  necessary,  including  the    objectives  and size  managed by other
following material factors: (i) the investment advisors, and comparable nature, extent, and quality of the peer group indices (e.g., Morningstar services to be provided by the Advisor category averages). The Board also to the Funds; (ii) the investment considered the consistency of the
performance   of  the  Funds  and  the    Advisor's management of the Funds with
Advisor, (iii) the costs of the the Funds' investment objective and services to be provided and profits to policies. After reviewing the short be realized by the Advisor and its and long-term investment performance affiliates from the relationship with of the Funds, the Advisor's experience the Funds; (iv) the extent to which managing the Funds and separate economics of scale would be realized accounts, the Advisor's historical as the Funds grow and whether advisory investment performance, and other fee levels reflect these economies of factors, the Board concluded that the scale for the benefits of the Funds' investment performance of each Fund
investors; (v) the Advisor's practices    and the Advisor was satisfactory.
regarding   brokerage   and  portfolio
transactions;    and   (vi)   possible
conflicts of interest.
                                                                    (Continued)

PMFM Portfolio Trust

Additional Information (Unaudited)
________________________________________________________________________________
In considering the costs of the Advisor began receiving its full fees. services to be provided and profits to Thereafter, the Board noted that each be realized by the Advisor and its Fund would likely continue to benefit affiliates from the relationship with from economies of scale under its each Fund, the Board considered the agreements with service providers
Advisor's  staffing,   personnel,  and    other  than  the  Advisor.  The  Board
methods of  operating;  the  Advisor's    noted  that,  due to the  size  of the
compliance  policies  and  procedures;    PMFM  Managed   Portfolio  Trust,  the
the financial condition of the Advisor Advisor had agreed to lower the and the level of commitment to the expense cap under the Fund's Expense
Funds and the Advisor by the Limitation Agreement from 2.25% at its principals of the Advisor; the asset inception in June 2003 to 1.70% in levels of the Funds; the Advisor's April 2004. Following further payment of startup costs for the discussion of the Funds' asset levels, Trust; and the overall expenses of the expectations for growth, and fee Funds, including certain past fee levels, the Board determined that each
waivers  and   reimbursements  by  the    Fund's fee arrangements  were fair and
Advisor on behalf of the Funds. The reasonable, and that each Fund's Board also considered the Advisor's Expense Limitation Agreement provided use of its proprietary models in potential savings or protection for managing the Funds. The Board reviewed shareholders based on the Fund's asset
each   Fund's    Expense    Limitation    levels.
Agreement   with  the   Advisor,   and
discussed the Advisor's past fee In considering the Advisor's practices waivers under the Expense Limitation regarding brokerage and portfolio Agreements in detail. The Board also transactions, the Board considered the considered potential benefits for the Advisor's standards, and performance Advisor in managing the Funds, in utilizing those standards, with including promotion of the Advisor's respect to seeking best execution for name, the ability for the Advisor to Fund portfolio transactions. The Board place small accounts into the Funds, considered the anticipated portfolio and the potential for the Advisor to turnover rate for the Funds; the generate soft dollars from the Funds' process by which evaluations are made trades that may benefit the Advisor's of the overall reasonableness of clients other than the Funds. The commissions paid; the method and basis
Board  then   compared  the  fees  and    for  selecting  and   evaluating   the
expenses of each Fund  (including  the    broker-dealers  used; any  anticipated
management fee) to other funds allocation of portfolio business to comparable to the Fund in terms of the persons affiliated with the Advisor;
type of fund, the style of investment and the extent to which the Funds management, the size of the fund, and allocate portfolio business to the nature of its investment strategy, broker-dealers who provide research, among other factors. Specifically, the statistical, or other services (soft Board determined that each Fund's dollars). After further review and maximum management fees were lower discussion, the Board determined that than some of the comparable funds and the Advisor's practices regarding higher than others. In addition, the brokerage and portfolio transactions
Board  determined that each Fund's net    were satisfactory.
expense  ratio was lower  than some of
the comparable funds and higher than In considering the possible conflicts others. Following this comparison and of interest, the Board considered such upon further consideration and matters as the experience and ability discussion of the foregoing, the Board of the advisory personnel assigned to concluded that the fees to be paid to the Funds; the basis of decisions to the Advisor by each Fund were fair and buy or sell securities for the Funds
reasonable.                               and/or the Advisor's  other  accounts;
                                          the method for  bunching of  portfolio
In considering the extent to which securities transactions; and the economies of scale would be realized substance and administration of the
as each  Fund  grows and  whether  the    Advisor's  code of  ethics.  Following
advisory fee levels reflect these further consideration and discussion, economies of scale for the benefits of the Board found the Advisor's the Fund's investors, the Board standards and practices relating to considered that each Fund's fee the identification and mitigation of arrangements with the Advisor involved potential conflicts of interests to be
both the management fee and an Expense    satisfactory.
Limitation   Agreement.    The   Board
determined  that, while the management
fee would remain the same at all asset Based upon all of the foregoing levels, each Fund had experienced considerations, the Board, including a benefits from its Expense Limitation majority of the Trust's independent Agreement and would likely continue to trustees, approved the renewal of the experience such benefits until the Investment Advisory Agreement for each
Fund's  assets  grew to a level  where    Fund.
expenses fell below the cap set by the
Expense  Limitation  Agreement and the
                                                                    (Continued)

PMFM Portfolio Trust

Additional Information
________________________________________________________________________________

4.   Additional    Information   about    information  about  the  Trustees  and
     Trustees and Officers                officers  and  is  available,  without
                                          charge,  upon  request by calling  the
The business and affairs of the Funds Funds toll-free at 1-866-383-7636. The and the Trust are managed under the address of each Trustee and officer, direction of the Trustees. Information unless otherwise indicated below, is concerning the Trustees and officers 1061 Cliff Dawson Road, Watkinsville, of the Trust and Funds is set forth Georgia 30677-1976. The Independent
below.  Generally,  each  Trustee  and    Trustees      received       aggregate
officer  serves an indefinite  term or    compensation  of $8,000  ($2,000  from
until certain circumstances such as each fund) during the fiscal year their resignation, death, or otherwise ended May 31, 2006 from the Funds for as specified in the Trust's their services to the Funds and Trust. organizational documents. Any Trustee The Interested Trustee and officers
may  be   removed   at  a  meeting  of    did not receive  compensation from the
shareholders  by a  vote  meeting  the    Funds for their  services to the Funds
requirements     of    the     Trust's    and Trust.
organizational      documents.     The
Statement of Additional Information of
the    Funds    includes    additional

------------------------------------------------------------------------------------------------------------------------------------
                                                                                              Number of
                                                                                             Portfolios
                                                                                               in Fund
                             Position(s)    Length of                                          Complex
       Name, Age and          held with       Time          Principal Occupation(s)            Overseen         Other Directorships
          Address            Fund/Trust      Served          During Past 5 Years              by Trustee          Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
                                                       INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
James M. Baker (54)          Trustee      Since 6/2003  Mr.  Baker has been the  President of       4       Mr.  Baker  serves as
                                                        Baker & Lassiter,  Inc.  (real estate               a     director     of
                                                        development  and  management)   since               Community     Capital
                                                        1993.                                               Bank,  a closely held
                                                                                                            state chartered bank.
------------------------------------------------------------------------------------------------------------------------------------
Norman A. McLean (52)        Trustee      Since 6/2003  Mr.  McLean has been the  Director of       4               None
                                                        Marketing/Public  Relations  for  St.
                                                        Mary's  Health  Care  System  (health
                                                        care)  since  September,   2005.  Mr.
                                                        McLean   previously   was   Associate
                                                        Athletic  Director for  Marketing and
                                                        Promotions   at  the   University  of
                                                        Georgia  Athletic  Association,  Inc.
                                                        ("UGAA") from July,  1981 until July,
                                                        2004.
------------------------------------------------------------------------------------------------------------------------------------
                                                       INTERESTED TRUSTEE**
------------------------------------------------------------------------------------------------------------------------------------
Timothy A. Chapman (45)*     Trustee,     Since 6/2006  Mr.  Chapman has been the  Secretary,       4               None
                             Chairman,                  Treasurer,  and a  portfolio  manager
                             Treasurer                  of  the   Advisor   since   February,
                             (Principal                 1993.  Mr.  Chapman has also been the
                             Financial                  President of Financial Toolbox,  Inc.
                             Officer)                   (website   publishing   firm)   since
                                                        2000.
------------------------------------------------------------------------------------------------------------------------------------
* The Interested  Trustee is an Interested  Trustee because he is an officer and employee of the Advisor.
------------------------------------------------------------------------------------------------------------------------------------
                                                       OTHER OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
Judson P. Doherty (37)       President    President     Mr.   Doherty   has  been  the  Chief     n/a                n/a
                             (Principal   since         Financial   Officer  of  the  Advisor
                             Executive    6/2006;       since  December,  2000, and the Chief
                             Officer),    Chief         Compliance  Officer  of  the  Advisor
                             Chief        Compliance    since  October,  2004.  He is  also a
                             Compliance   Officer       member   of  the   Funds'   portfolio
                             Officer      since         management    team.    Mr.    Doherty
                                          10/2004       previously     was    an   investment
                                                        consultant  with  Aon Consulting from
                                                        June, 1999 until December, 2000.
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        (Continued)

PMFM Portfolio Trust

Additional Information (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                              Number of
                                                                                             Portfolios
                                                                                               in Fund
                             Position(s)    Length of                                          Complex
       Name, Age and          held with       Time          Principal Occupation(s)           Overseen          Other Directorships
          Address            Fund/Trust      Served          During Past 5 Years              by Trustee          Held by Trustee
------------------------------------------------------------------------------------------------------------------------------------
Tracey L. Hendricks (38)***  Assistant    Since         Ms.    Hendricks    has    been   the     n/a                n/a
The Nottingham Company       Secretary,   11/2004       Vice-President      of      Financial
116 South Franklin Street    Assistant                  Reporting,  Tax,  Internal  Audit and
Post Office Box 69           Treasurer                  Compliance of The Nottingham  Company
Rocky Mount, NC  27802                                  (the  Funds'   administrator)   since
                                                        2004.   Ms.  Hendricks previously was
                                                        Vice President  of   Special Projects
                                                        of The  Nottingham  Company.
------------------------------------------------------------------------------------------------------------------------------------
Julian G. Winters (37)***    Secretary    Since         Mr.   Winters   has   been  the  Vice     n/a                n/a
The Nottingham Company                    11/2004       President        of        Compliance
116 South Franklin Street                               Administration   at  The   Nottingham
Post Office Box 69                                      Company since March, 1998.
Rocky Mount, NC  27802
------------------------------------------------------------------------------------------------------------------------------------
** Donald L. Beasley submitted his resignation as Interested Trustee,  Chairman,
Treasurer and Principal  Financial  Officer  effective May 31, 2006.  Timothy A.
Chapman  submitted his resignation as President and Principal  Executive Officer effective  May 31, 2006.  The Board of Trustees  accepted the  resignations  and approved the appointments of the following positions as of May 31, 2006: Timothy
A. Chapman was appointed Interested Trustee,  Chairman,  Treasurer and Principal
Financial  Officer of the Trust;  and Judson P. Doherty was appointed  President and Principal Executive Officer of the Trust.
***  Ms.  Hendricks  and  Mr.  Winters  are  sister-in-law  and  brother-in-law, respectively.
------------------------------------------------------------------------------------------------------------------------------------

                    (This page was intentionally left blank.)

The PMFM Mutual Funds
are a series of the
PMFM Investment Trust








For Shareholder Service Inquiries:            For Investment Advisor Inquiries:

Documented:                                   Documented:

NC Shareholder Services                       PMFM, Inc.
116 South Franklin Street                     1061 Cliff Dawson Road
Post Office Drawer 4365                       Watkinsville, Georgia 30677
Rocky Mount, North Carolina 27803-0365

Toll-Free Telephone:                          Toll-Free Telephone:

1-866-383-7636                                1-866-ETF-PMFM, 1-866-383-7636

World Wide Web @:                             World Wide Web @:

nottinghamco.com                              pmfmfunds.com








                                                PMFM INC.
                                                Personal Mutual Fund Management

Item 2.  CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to its Principal Executive Officer, Principal Financial Officer, and Principal Accounting Officer(s), or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)    There have been no amendments during the period covered by this report.

(d) The registrant has not granted, during the period covered by this report, any waivers, including an implicit waiver.

(e)    Not applicable.

(f)(1) A copy of the code of ethics that applies to the registrant's Principal Executive Officer and Principal Financial Officer is filed pursuant to
       Item 11(a)(1) below.


Item 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant's level of financial complexity.


Item 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees - Audit fees billed for the registrant for the fiscal years ended May 31, 2005 and May 31, 2006 are reflected in the table below. These amounts represent aggregate fees billed by the registrant's former independent accountant, Deloitte & Touche LLP ("Former Accountant"), for the fiscal year ended May 31, 2005 and Briggs, Bunting & Dougherty, LLP for the fiscal year ended May 31, 2006 ("Accountant"), in connection with the annual audit of the registrant's financial statements and for services normally provided by the Accountant in connection with the statutory and regulatory filings.

     ---------------------------------------------------------------------------
     Fund                                                  2005           2006
     ---------------------------------------------------------------------------
     PMFM Tactical Preservation Portfolio Trust          $17,104        $12,000
     ---------------------------------------------------------------------------
     PMFM Managed Portfolio Trust                        $17,081        $14,000
     ---------------------------------------------------------------------------
     PMFM Tactical Opportunities Portfolio Trust         $17,029        $12,000
     ---------------------------------------------------------------------------
     PMFM Core Advantage Portfolio Trust                    *           $12,000
     ---------------------------------------------------------------------------

     * The PMFM Core Advantage Portfolio Trust was successor by merger with the MurphyMorris ETF Fund of the MurphyMorris Investment Trust on June 1, 2005. The MurphyMorris ETF Fund was billed $15,037 in audit fees for the fiscal year ended May 31, 2005.

(b) Audit-Related Fees - There were no additional fees billed in the fiscal years ended May 31, 2005 and May 31, 2006 for assurance and related services by the Former Accountant or Accountant that were reasonably related to the performance of the audit of the registrant's financial statements that were not reported under paragraph (a) of this Item.

(c) Tax Fees - The tax fees billed in each of the fiscal years ended May 31, 2005 and May 31, 2006 for professional services rendered by the Former Accountant and Accountant for tax compliance, tax advice, and tax planning are reflected in the table below. These services were for the completion of each fund's federal, and state tax returns, excise tax returns, and assistance with distribution calculations.

     ---------------------------------------------------------------------------
     Fund                                                2005          2006
     ---------------------------------------------------------------------------
     PMFM Tactical Preservation Portfolio Trust         $5,500        $1,500
     ---------------------------------------------------------------------------
     PMFM Managed Portfolio Trust                       $5,500        $1,500
     ---------------------------------------------------------------------------
     PMFM Tactical Opportunities Portfolio Trust        $5,500        $1,500
     ---------------------------------------------------------------------------
     PMFM Core Advantage Portfolio Trust                   *          $1,500
     ---------------------------------------------------------------------------

     * The PMFM Core Advantage Portfolio Trust was successor by merger with the MurphyMorris ETF Fund of the MurphyMorris Investment Trust on June 1, 2005. The MurphyMorris ETF Fund was billed $5,500 in tax fees for the fiscal year ended May 31, 2005.

(d) All Other Fees - The Former Accountant billed $1,200 for services provided during the fiscal year ended May 31, 2006 in connection with their consent regarding additional Post-effective amendments to the Trust's registration statement. There were no other fees billed by the Former Accountant or Accountant, which were not disclosed in Items (a) through (c) above during the fiscal year ended May 31, 2005.

(e)(1) The registrant's Board of Trustees pre-approved the engagement of the Former Accountant and Accountant for the last two fiscal years at audit committee meetings of the Board of Trustees called for such purpose and will pre-approve the Accountant for each fiscal year thereafter at audit committee meetings called for such purpose. The charter of the audit committee states that the audit committee should pre-approve any audit services and, when appropriate, evaluate and pre-approve any non-audit services provided by the Accountant to the registrant and to pre-approve, when appropriate, any non-audit services provided by the Accountant to the registrant's investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant if the engagement relates directly to the operations and financial reporting of the registrant.

  (2)There were no services as described in each of paragraph (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph
     (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Not Applicable.

(g) Aggregate non-audit fees billed by the Former Accountant and Accountant, to the registrant for services rendered during the fiscal years ended May 31, 2005 and 2006 were $16,500 and $7,200, respectively. The Former Accountant billed the MurphyMorris ETF Fund of the MurphyMorris Investment Trust non-audit fees of $5,500 for the fiscal year ended May 31, 2005. The Former Accountant billed the MurphyMorris ETF Fund's investment advisor $1,800 in connection with their consent regarding an additional Post-Effective amendment to the Trust's registration statement during the fiscal year ended May 31, 2006. There were other no non-audit fees billed by the Former Accountant or Accountant for services rendered, the registrant's investment advisers, or any other entity controlling, controlled by, or under common control with the registrant's investment advisers.

(h)  Not applicable.





Item 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.


     Not applicable.


Item 6.  SCHEDULE OF INVESTMENTS.


     A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.


Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


         Not applicable.

Item 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT
         INVESTMENT COMPANIES.


     Not applicable.


Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.


     Not applicable.


Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.


     None.


Item 11. CONTROLS AND PROCEDURES.


(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



Item 12. EXHIBITS.


(a)(1) Code of Ethics  required  by Item 2 of Form  N-CSR is filed  herewith as
       Exhibit 12.(a)(1).


(a)(2) Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).


(a)(3) Not applicable.

(b) Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PMFM Investment Trust


By: (Signature and Title)        /s/ Judson P. Doherty
                                 ________________________________
                                 Judson P. Doherty
                                 President and Principal Executive Officer


Date: July 24, 2006







Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: (Signature and Title)        /s/ Judson P. Doherty
                                 ________________________________
                                 Judson P. Doherty
                                 President and Principal Executive Officer
                                 PMFM Investment Trust

Date: July 24, 2006





By:  (Signature and Title)       /s/ Timothy A. Chapman
                                 ________________________________
                                 Timothy A. Chapman
                                 Trustee, Chairman, Treasurer and Principal
                                 Financial Officer
                                 PMFM Investment Trust

Date: July 24, 2006